              As filed with the Securities and Exchange Commission.
                                                       '33 Act File No. 33-86408

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                [X]


                         POST EFFECTIVE AMENDMENT NO. 8


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940       [X]
                                 AMENDMENT NO. 7

                        NATIONWIDE VA SEPARATE ACCOUNT- B
                           (Exact Name of Registrant)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

It is proposed that this filing will become effective (check appropriate box):


[  ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X] on May 1, 1999 pursuant to paragraph (b) of Rule 485
[  ] 60 days after filing pursuant to paragraph (a) of Rule 485
[  ] on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================


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


                        NATIONWIDE VA SEPARATE ACCOUNT-B
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                  PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS

    Item    1.  Cover Page................................................................................   3
    Item    2.  Definitions...............................................................................   5
    Item    3.  Synopsis or Highlights....................................................................  14
    Item    4.  Condensed Financial Information...........................................................  15
    Item    5.  General Description of Registrant, Depositor, and Portfolio Companies.....................  21
    Item    6.  Deductions and Expenses...................................................................  22
    Item    7.  General Description of Variable Annuity Contracts.........................................  24
    Item    8.  Annuity Period............................................................................  29
    Item    9.  Death Benefit and Distributions...........................................................  31
    Item   10.  Purchases and Contract Value..............................................................  25
    Item   11.  Redemptions...............................................................................  26
    Item   12.  Taxes.....................................................................................  35
    Item   13.  Legal Proceedings.........................................................................  42
    Item   14.  Table of Contents of the Statement of Additional Information..............................  48

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
    Item   15.  Cover Page................................................................................  58
    Item   16.  Table of Contents.........................................................................  58
    Item   17.  General Information and History...........................................................  58
    Item   18.  Services..................................................................................  58
    Item   19.  Purchase of Securities Being Offered......................................................  59
    Item   20.  Underwriters..............................................................................  59
    Item   21.  Calculation of Performance Information....................................................  59
    Item   22.  Annuity Payments..........................................................................  60
    Item   23.  Financial Statements......................................................................  61

Part C     OTHER INFORMATION
    Item   24.  Financial Statements and Exhibits......................................................... 104
    Item   25.  Directors and Officers of the Depositor................................................... 106
    Item   26.  Persons Controlled by or Under Common Control with the Depositor or Registrant............ 108
    Item   27.  Number of Contract Owners................................................................. 118
    Item   28.  Indemnification........................................................................... 118
    Item   29.  Principal Underwriter..................................................................... 118
    Item   30.  Location of Accounts and Records.......................................................... 120
    Item   31.  Management Services....................................................................... 120
    Item   32.  Undertakings.............................................................................. 120



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



                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

             Issued by Nationwide Life and Annuity Insurance Company
                 through its Nationwide VA Separate Account - B


                   The date of this prospectus is May 1, 1999.


================================================================================

This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE CONTRACTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
o        American Century VP Balanced
o        American Century VP Capital Appreciation
o        American Century VP Income & Growth
o        American Century VP International
o        American Century VP Value

DREYFUS
o        Dreyfus Stock Index Fund, Inc.
o        The Dreyfus Socially Responsible Growth Fund, Inc.

DREYFUS VARIABLE INVESTMENT FUNDS, INC.
o        Dreyfus Variable Investment Fund- Capital Appreciation Portfolio
o        Dreyfus Variable Investment Fund- Growth & Income Portfolio*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o        VIP Equity-Income Portfolio
o        VIP Growth Portfolio
o        VIP High Income Portfolio*
o        VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o        VIP II Asset Manager Portfolio
o        VIP II Contrafund Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o        VIP III Growth Opportunities Portfolio


MORGAN STANLEY
o Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio
o Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
o        Capital Appreciation Fund
o        Government Bond Fund
o        Money Market Fund
o        Total Return Fund
o        Nationwide Small Cap Value Fund
         (sub-adviser: The Dreyfus Corporation)
o        Nationwide Small Company Fund
         (sub-advisers: The Dreyfus Corporation, Neuberger Berman, LLC., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.)


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o        AMT Growth Portfolio
o        AMT Guardian Portfolio
o        AMT Limited Maturity Bond Portfolio
o        AMT Partners Portfolio


OPPENHEIMER VARIABLE ACCOUNT FUNDS
o        Oppenheimer Bond Fund/VA
o        Oppenheimer Capital Appreciation Fund/VA (formerly Oppenheimer Growth
         Fund)
o        Oppenheimer Global Securities Fund/VA
o        Oppenheimer Multiple Strategies Fund/VA


STRONG OPPORTUNITY FUND II, INC. (FORMERLY "STRONG SPECIAL FUNDS II. INC.")

STRONG VARIABLE INSURANCE FUNDS, INC.
o        Strong Discovery Fund II, Inc.
o        International Stock Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
o        Worldwide Bond Fund
o        Worldwide Emerging Markets Fund
o        Worldwide Hard Assets Fund


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

WARBURG PINCUS TRUST
o        International Equity Portfolio
o        Post-Venture Capital Portfolio
o        Small Company Growth Portfolio

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.


The Statement of Additional Information (dated May 1, 1999) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 46.


For general information or to obtain FREE copies of the:
o        Statement of Additional Information;
o        prospectus for any underlying mutual fund; or
o        required Nationwide forms,

call:   1-800-243-6295
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
       P.O. BOX 182356
       COLUMBUS, OHIO 43218-2356

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:
                                   www.sec.gov

Information about this and other Best of America products can be found at:
                              www.bestofamerica.com



THIS ANNUITY IS NOT:
o        A BANK DEPOSIT;
o        FEDERALLY INSURED;
o        ENDORSED BY A BANK OR GOVERNMENT AGENCY; OR
o        AVAILABLE IN EVERY STATE.

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


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                                    4 of 123

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life and Annuity Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.


VALUATION PERIOD- Each day the New York Stock Exchange is open for business.


VARIABLE ACCOUNT- Nationwide VA Separate Account - B, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.



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


TABLE OF CONTENTS



GLOSSARY OF SPECIAL TERMS..........................  3

SUMMARY OF CONTRACT
     EXPENSES......................................  6

UNDERLYING MUTUAL FUND ANNUAL
     EXPENSES......................................  7

EXAMPLE............................................  9

SYNOPSIS OF THE CONTRACTS.......................... 12

FINANCIAL STATEMENTS............................... 12

CONDENSED FINANCIAL INFORMATION.................... 13

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY...... 19

NATIONWIDE ADVISORY SERVICES, INC.................. 19

INVESTING IN THE CONTRACT.......................... 19
     The Variable Account and Underlying
          Mutual Funds
STANDARD CHARGES AND DEDUCTIONS.................... 20
     Mortality and Expense Risk Charges
     Administration Charge
     Premium Taxes

CONTRACT OWNERSHIP................................. 21
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.......................... 22
     Minimum Initial and Subsequent Purchase
          Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE.................................... 24

SURRENDER (REDEMPTION)............................. 24
     Surrenders Under a Qualified Contract or
          Tax Sheltered Annuity

LOAN PRIVILEGE..................................... 25
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT......................................... 26

CONTRACT OWNER SERVICES............................ 27
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.......................... 27

ANNUITIZING THE CONTRACT........................... 28
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Assumed Investment Rate
     Value of an Annuity Unit
     Exchanges among Underlying Mutual Funds
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS..................................... 29
     Death of Contract Owner - Non-Qualified
          Contracts
     Death of Annuitant - Non-Qualified
          Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment

REQUIRED DISTRIBUTIONS............................. 31
     Required Distributions for Non-Qualified
          Contracts
     Required Distributions for Qualified Plans
          and Tax Sheltered Annuities
     Required Distributions for IRAs and SEP
          IRAs
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS......................... 33
     Federal Income Taxes
     Qualified Plans IRAs, SEP IRAs, and Tax
          Sheltered Annuities
     Roth IRAs
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation
          Skipping Transfer Taxes
     Puerto Rico



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


     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS............................. 39

YEAR 2000 COMPLIANCE ISSUES........................ 39

LEGAL PROCEEDINGS.................................. 40

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY.... 41

TABLE OF CONTENTS OF STATEMENT OF
     ADDITIONAL INFORMATION........................ 46

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS.................................. 47




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



SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless the contract owner meets an available exception.

VARIABLE ACCOUNT CHARGES(1)
(as a percentage of average account value)

Mortality and Expense Risk Charges............1.25%
Administration Charge(2)......................0.20%
     Total Variable Account Charges...........1.45%

(1) These expenses are charged on a daily basis at the annual rate noted above.

(2) The administration charge is deducted to reimburse Nationwide for expenses related to the issuance and maintenance of the contracts.





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



                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)


                                                          MANAGEMENT        OTHER         12b-1      TOTAL MUTUAL
                                                             FEES         EXPENSES         FEES      FUND EXPENSES

American Century Variable Portfolios, Inc.-American         0.97%          0.00%          0.00%          0.97%
Century VP Balanced

American Century Variable Portfolios, Inc.-American         1.00%          0.00%          0.00%          1.00%
Century VP Capital Appreciation

American Century Variable Portfolios, Inc.-American         0.70%          0.00%          0.00%          0.70%
Century VP Income & Growth

American Century Variable Portfolios, Inc.-American         1.47%          0.00%          0.00%          1.47%
Century VP International

American Century Variable Portfolios, Inc.-American         1.00%          0.00%          0.00%          1.00%
Century VP Value

Dreyfus Stock Index Fund, Inc.                              0.25%          0.01%          0.00%          0.26%

Dreyfus Variable Investment Fund- Capital Appreciation      0.75%          0.05%          0.00%          0.80%
Portfolio

Dreyfus Variable Investment Fund- Growth & Income           0.75%          0.03%          0.00%          0.78%
Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.          0.75%          0.05%          0.00%          0.80%

Fidelity VIP Equity-Income Portfolio                        0.49%          0.08%          0.00%          0.57%

Fidelity VIP Growth Portfolio                               0.59%          0.07%          0.00%          0.66%

Fidelity VIP High Income Portfolio                          0.58%          0.12%          0.00%          0.70%

Fidelity VIP Overseas Portfolio                             0.74%          0.15%          0.00%          0.89%

Fidelity VIP II Asset Manager Portfolio                     0.54%          0.09%          0.00%          0.63%

Fidelity VIP II Contrafund Portfolio                        0.59%          0.07%          0.00%          0.66%

Fidelity VIP III Growth Opportunities Portfolio             0.59%          0.11%          0.00%          0.70%

Morgan Stanley Dean Witter Universal Funds,                 0.27%          1.25%          0.00%          1.52%
Inc.-Emerging Markets Debt Portfolio

NSAT-Capital Appreciation Fund                              0.60%          0.07%          0.00%          0.67%

NSAT-Government Bond Fund                                   0.50%          0.07%          0.00%          0.57%

NSAT-Money Market Fund                                      0.40%          0.06%          0.00%          0.46%

NSAT-Nationwide Small Cap Value Fund                        0.90%          0.15%          0.00%          1.05%

NSAT - Nationwide Small Company Fund                        1.00%          0.07%          0.00%          1.07%

NSAT-Total Return Fund                                      0.59%          0.06%          0.00%          0.65%

Neuberger  Berman AMT- Growth Portfolio                     0.83%          0.09%          0.00%          0.92%

Neuberger  Berman AMT- Guardian Portfolio                   0.85%          0.15%          0.00%          1.00%

Neuberger Berman AMT- Limited Maturity Bond Portfolio       0.65%          0.11%          0.00%          0.76%

Neuberger Berman AMT- Partners Portfolio                    0.78%          0.06%          0.00%          0.84%

Oppenheimer VAF - Oppenheimer Bond Fund/VA                  0.72%          0.02%          0.00%          0.74%

Oppenheimer VAF - Oppenheimer Global Securities Fund/VA     0.68%          0.06%          0.00%          0.74%

Oppenheimer VAF - Oppenheimer Capital Appreciation          0.72%          0.03%          0.00%          0.75%
Fund/VA (formerly Oppenheimer Growth Fund)

Oppenheimer VAF - Oppenheimer Multiple Strategies           0.72%          0.04%          0.00%          0.76%
Fund/VA

Strong Opportunity Fund II, Inc.                            1.00%          0.16%          0.00%          1.16%

Strong Variable Insurance Funds, Inc.- Discovery Fund       1.00%          0.18%          0.00%          1.18%
II, Inc.




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

               UNDERLYING MUTUAL FUND ANNUAL EXPENSES (CONTINUED)

                                                          MANAGEMENT        OTHER         12b-1      TOTAL MUTUAL
                                                             FEES         EXPENSES         FEES      FUND EXPENSES

Strong Variable Insurance Funds, Inc.-International         1.00%          0.62%          0.00%          1.62%
Stock Fund II

Van Eck Worldwide Insurance Trust- Worldwide Bond Fund      1.00%          0.15%          0.00%          1.15%

Van Eck Worldwide Insurance Trust- Worldwide Emerging       1.00%          0.50%          0.00%          1.50%
Markets Fund

Van Eck Worldwide Insurance Trust- Worldwide Hard           1.00%          0.16%          0.00%          1.16%
Assets Fund

Van Kampen Life Investment Trust- Morgan Stanley Real       1.20%          0.00%          0.00%          1.20%
Estate Securities Portfolio

Warburg Pincus Trust- International Equity Portfolio        1.00%          0.33%          0.00%          1.33%

Warburg Pincus Trust-Post- Venture Capital Portfolio        1.08%          0.32%          0.00%          1.40%

Warburg Pincus Trust- Small Company Growth Portfolio        0.90%          0.24%          0.00%          1.14%


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


                                                          Management        Other         12b-1      Total Mutual
                                                             Fees         Expenses         Fees      Fund Expenses

Fidelity VIP Equity-Income Portfolio                        0.49%          0.09%          0.00%          0.58%

Fidelity VIP Growth Portfolio                               0.59%          0.09%          0.00%          0.68%

Fidelity VIP Overseas Portfolio                             0.74%          0.17%          0.00%          0.91%

Fidelity VIP II Asset Manager Portfolio                     0.54%          0.10%          0.00%          0.64%

Fidelity VIP II Contrafund Portfolio                        0.59%          0.11%          0.00%          0.70%

Fidelity VIP III Growth Opportunities Portfolio             0.59%          0.12%          0.00%          0.71%

Morgan Stanley Dean Witter Universal Funds, Inc. -          0.80%          1.25%          0.00%          2.05%
Emerging Markets Debt Portfolio

NSAT- Nationwide Small Cap Value Fund                       0.90%          0.43%          0.00%          1.33%

Van Eck Worldwide Insurance Trust - Worldwide Emerging      1.00%          0.61%          0.00%          1.61%
Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard          1.00%          0.20%          0.00%          1.20%
Assets Fund



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



EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the maximum amount of variable account charges that could be assessed to a contract (1.45%).

Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.



                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period

                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.

American Century Variable        25     78     133     284      25    78     133     284      *     78     133     284
Portfolios, Inc.- American
Century VP Balanced

American Century Variable        26     79     135     287      25    79     135     287      *     79     135     287
Portfolios, Inc.- American
Century VP Capital
Appreciation

American Century Variable        23     70     119     256      23    70     119     256      *     70     119     256
Portfolios, Inc.- American
Century VP Income & Growth

American Century Variable        31     94     159     335      31    94     159     335      *     94     159     335
Portfolios, Inc.- American
Century VP International

American Century Variable        26     79     135     287      26    79     135     287      *     79     135     287
Portfolios, Inc.- American
Century VP Value

Dreyfus Stock Index Fund, Inc.   18     56      96     208      18    56     96      208      *     56      96     208

Dreyfus Variable Investment      24     73     125     266      24    73     125     266      *     73     125     266
Fund- Capital Appreciation
Portfolio

Dreyfus Variable Investment      23     72     123     264      23    72     123     264      *     72     123     264
Fund- Growth & Income
Portfolio

The Dreyfus Socially             24     73     125     266      24    73     125     266      *     73     125     266
Responsible Growth Fund, Inc.

Fidelity VIP Equity-Income       21     65     112     242      21    65     112     242      *     65     112     242
Portfolio

Fidelity VIP Growth Portfolio    22     68     117     251      22    68     117     251      *     68     117     251

Fidelity VIP High Income         23     70     119     256      23    70     119     256      *     70     119     256
Portfolio

Fidelity VIP Overseas            25     76     129     276      25    76     129     276      *     76     129     276
Portfolio

Fidelity VIP II Asset Manager    22     167    116     248      22    67     116     248      *     67     116     248
Portfolio



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



EXAMPLE (CONTINUED)

                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period

                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.

Fidelity VIP II Contrafund       22     68     117     251      22    68     117     251      *     68     117     251
Portfolio

Fidelity VIP III Growth          23     70     119     256      23    70     119     256      *     70     119     256
Opportunities Portfolio

Morgan Stanley Dean Witter       31     95     162     340      31    95     162     340      *     95     162     340
Universal Funds, Inc.-
Emerging Markets Debt
Portfolio

NSAT- Capital Appreciation       22     69     118     253      22    69     118     253      *     69     118     253
Fund

NSAT- Government Bond Fund       21     65     112     242      21    65     112     242      *     65     112     242

NSAT- Money Market Fund          20     62     106     230      20    62     106     230      *     62     106     230

NSAT- Nationwide Small Cap       26     81     138     292      26    81     138     292      *     81     138     292
Value Fund

NSAT- Nationwide Small           26     81     139     294      26    81     139     294      *     81     139     294
Company Fund

NSAT- Total Return Fund          22     68     117     250      22    68     117     250      *     68     117     250

Neuberger Berman AMT-Growth      25     77     131     279      25    77     131     279      *     77     131     279
Portfolio

Neuberger Berman AMT-            26     79     135     287      26    79     135     287      *     79     135     287
Guardian Portfolio

Neuberger Berman AMT-Limited     23     71     122     262      23    71     122     262      *     71     122     262
Maturity Bond Portfolio

Neuberger Berman AMT-            24     74     127     271      24    71     127     271      *     74     127     271
Partners Portfolio

Oppenheimer VAF - Oppenheimer    23     71     121     260      23    71     121     260      *     71     121     260
Bond Fund/VA

Oppenheimer VAF - Oppenheimer    23     71     121     260      23    71     121     260      *     71     121     260
Global Securities Fund/VA

Oppenheimer VAF - Oppenheimer    23     71     122     261      23    71     122     261      *     71     122     261
Capital Appreciation Fund/VA
(formerly Oppenheimer Growth
Fund)

Oppenheimer VAF - Oppenheimer    23     71     122     262      23    71     122     262      *     71     122     262
Multiple Strategies Fund/VA

Strong Opportunity Fund II,      27     84     143     304      27    84     143     304      *     84     143     304
Inc.

Strong Variable Insurance        28     85     144     306      28    85     144     306      *     85     144     306
Funds, Inc.- Discovery Fund
II, Inc.

Strong Variable Insurance        32     98     167     349      32    98     167     349      *     98     167     349
Funds, Inc. - International
Stock Fund II

Van Eck Worldwide Insurance      27     84     143     303      27    84     143     303      *     84     143     303
Trust - Worldwide Bond Fund

                                   12 of 123

                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period

                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.

Van Eck Worldwide Insurance      31     95     161     338      31    95     161     338      *     95     161     338
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance      27     84     143     304      27    84     143     304      *     84     143     304
Trust - Worldwide Hard Assets
Fund

Van Kampen Life Investment       28     85     145     308      28    85     145     308      *     85     145     308
Trust - Morgan Stanley Real
Estate Securities Portfolio

Warburg Pincus                   29     89     153     321      29    89     152     321      *     89     152     321
Trust-International Equity
Portfolio

Warburg Pincus                   30     92     156     328      30    92     156     328      *     92     156     328
Trust-Post-Venture Capital
Portfolio

Warburg Pincus Trust-Small       27     83     142     302      27    83     142     302      *     83     142     302
Company Growth Portfolio



*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

                                   13 of 123

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract owner" will also mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under authority of the plan terms.

The contracts can be categorized as:

o        Non-Qualified;
o        Individual Retirement Annuities;
o        Roth IRAs;
o        SEP IRAs;
o        Tax Sheltered Annuities; and
o        Qualified.

   MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS

Non-Qualified            $15,000            $1,000

IRA                      $15,000            $1,000

Roth IRA                 $15,000            $1,000

SEP IRA                  $15,000            $1,000

Tax Sheltered            $15,000            $1,000
Annuity

Qualified                $15,000            $1,000

CHARGES AND EXPENSES

Nationwide does not deduct a sales charge from purchase payments upon deposit into or withdrawal from the contract.

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.25% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administration Charge equal to an annual rate of 0.20% of the daily net assets of the variable account. This charge reimburses Nationwide for administrative expenses related to issuance and maintenance of the contracts.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK
Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").


FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

                                   14 of 123

CONDENSED FINANCIAL INFORMATION
Accumulation unit values for an accumulation unit outstanding throughout the period.



                                                                    PERCENT CHANGE      NUMBER OF
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT         IN           ACCUMULATION
                             VALUE AT END OF     VALUE AT END OF    ACCUMULATION UNIT  UNITS AT END   YEAR
                                 PERIOD               PERIOD             VALUE          OF PERIOD

American Century                12.156329            14.156329           14.09%           88,999      1998
Variable Portfolios,            10.871600            12.407611           14.13%           43,518      1997
Inc.- American Century          10.000000            10.871600            8.72%           13,228      1996
VP Balanced-Q

American Century                12.407611            14.156329           14.09%          192,338      1998
Variable Portfolios,            10.871600            12.407611           14.13%           82,722      1997
Inc.- American Century          10.000000            10.871600            8.72%           35,163      1996
VP Balanced-NQ

American Century                 8.934300             8.614847           -3.58%           53,093      1998
Variable Portfolios,             9.371161             8.934300           -4.66%           51,907      1997
Inc.- American Century          10.000000             9.371161           -6.29%           46,612      1996
VP Capital
Appreciation-Q

American Century                 8.934300             8.614847           -3.58%          123,997      1998
Variable Portfolios,             9.371161             8.934300           -4.66%           97,412      1997
Inc.- American Century          10.000000             9.371161           -6.29%           83,063      1996
VP Capital
Appreciation- NQ

American Century                10.000000            10.814821            8.15%           48,895      1998(2)
Variable Portfolios,
Inc. - American Century
VP Income & Growth - Q

American Century                10.000000            10.814821            8.15%          180,254      1998(2)
Variable Portfolios,
Inc. - American Century
VP Income & Growth - NQ

American Century                13.027680            15.247438           17.04%          263,771      1998
Variable Portfolios,            11.142834            13.027680           16.92%          111,405      1997
Inc.- American Century          10.000000            11.142834           11.43%           27,097      1996
VP International-Q

American Century                13.027680            15.247438           17.04%          631,540      1998
Variable Portfolios,            11.142834            13.027680           16.92%          266,987      1997
Inc.- American Century          10.000000            11.142834           11.43%           77,343      1996
VP International-NQ

American Century                12.602262            13.017145            3.29%           62,022      1998
Variable Portfolio, Inc.        10.142228            12.602262           24.26%           19,668      1997
Inc.- American Century          10.000000            10.142228            1.42%                0      1996(1)
VP Value-Q

American Century                12.602262            13.017145            3.29%          189,388      1998
Variable Portfolio, Inc.        10.142228            12.602262           24.26%          114,608      1997
Inc.- American Century          10.000000            10.142228            1.42%                0      1996(1)
VP Value-NQ

Dreyfus Stock Index             15.258148            19.279341           26.35%        1,097,971      1998
Fund, Inc.-Q                    11.644617            15.258148           31.03%          355,678      1997
                                10.000000            11.644617           16.45%           64,418      1996

Dreyfus Stock Index             15.258148            19.279341           26.35%        1,707,874      1998
Fund, Inc.-NQ                   11.644617            15.258148           31.03%          704,237      1997
                                10.000000            11.644617           16.45%          189,227      1996

                                   15 of 123

                                                                    PERCENT CHANGE       NUMBER OF
                            ACCUMULATION UNIT   ACCUMULATION UNIT         IN           ACCUMULATION
UNDERLYING MUTUAL FUND       VALUE AT END OF     VALUE AT END OF    ACCUMULATION UNIT  UNITS AT END   YEAR
                                 PERIOD               PERIOD             VALUE           OF PERIOD

Dreyfus Variable                10.184856            13.070279           28.33%         129,414       1998
Investment Fund-                10.000000            10.184856            1.85%           1,527       1997(1)
Capital Appreciation
Portfolio-Q

Dreyfus Variable                10.184856            13.070279           28.33%         243,945       1998
Investment Fund-                10.000000            10.184856            1.85%          35,595       1997(1)
Capital Appreciation
Portfolio-NQ

Dreyfus Variable                11.437343            12.603139           10.19%         122,527       1998
Investment Fund                  9.986593            11.437343           14.53%          43,110       1997
Growth & Income                 10.000000             9.986593           -0.13%               0       1996(1)
Portfolio -Q

Dreyfus Variable                11.437343            12.603139           10.19%         151,537       1998
Investment Fund-                 9.986593            11.437343           14.53%          64,938       1997
Growth & Income                 10.000000             9.986593           -0.13%               0       1996(1)
Portfolio-NQ

The Dreyfus Socially            14.432845            18.402864           27.51%         131,385       1998
Responsible Growth              11.402663            14.432845           26.57%         105,131       1997
Fund, Inc.-Q                    10.000000            11.402663           14.03%          10,096       1996

The Dreyfus Socially            14.432845            18.402864           27.51%         164,801       1998
Responsible Growth              11.402663            14.432845           26.57%         127,251       1997
Fund, Inc.-NQ                   10.000000            11.402663           14.03%          29,501       1996

Fidelity VIP Equity-            13.835418            15.220240           10.01%       1,277,079       1998
Income                          10.958584            13.835418           26.25%         629,906       1997
Portfolio-Q                     10.000000            10.958584            9.59%         320,026       1996

Fidelity VIP Equity-            13.835418            15.220240           10.01%       1,944,054       1998
Income Portfolio-NQ             10.958584            13.835418           26.25%       1,499,279       1997
                                10.000000            10.958584            9.59%         682,976       1996

Fidelity VIP Growth             13.455923            18.497774           37.47%         670,173       1998
Portfolio-Q                     11.057399            13.455923           21.69%         594,211       1997
                                10.000000            11.057399           10.57%         230,586       1996

Fidelity VIP Growth             13.455923            18.497774           37.47%       1,007,812       1998
Portfolio-NQ                    11.057399            13.455923           21.69%       1,228,768       1997
                                10.000000            11.057399           10.57%         910,947       1996

Fidelity VIP High               12.721046            11.993921           -5.72%         946,162       1998
Income Portfolio-Q              10.970108            12.721046           15.96%         538,510       1997
                                10.000000            10.970108            9.70%         291,879       1996

Fidelity VIP High               12.721046            11.993921           -5.72%       1,718,358       1998
Income Portfolio-NQ             10.970108            12.721046           15.96%       1,050,615       1997
                                10.000000            10.970108            9.70%         245,978       1996

Fidelity VIP                    12.000570            13.334585           11.12%         148,300       1998
Overseas Portfolio-Q            10.915770            12.000570            9.94%         125,092       1997
                                10.000000            10.915770            9.16%          36,697       1996

Fidelity VIP                    12.000570            13.334585           11.12%         278,110       1998
Overseas Portfolio-NQ           10.915770            12.000570            9.94%         176,490       1997
                                10.000000            10.915770            9.16%          95,229       1996

Fidelity VIP II                 13.114181            14.869310           13.38%         192,670       1998
Asset Manager                   11.029343            13.114181           18.90%          95,815       1997
Portfolio-Q                     10.000000            11.029343           10.29%          38,401       1996

                                   16 of 123

                                                                      PERCENT           NUMBER OF
                            ACCUMULATION UNIT   ACCUMULATION UNIT    CHANGE IN        ACCUMULATION
UNDERLYING MUTUAL FUND       VALUE AT END OF     VALUE AT END OF   ACCUMULATION UNIT  UNITS AT END    YEAR
                                 PERIOD              PERIOD            VALUE            OF PERIOD

Fidelity VIP II                 13.114181            14.869310          13.38%          454,481       1998
Asset Manager                   11.029343            13.114181          18.90%          273,771       1997
Portfolio-NQ                    10.000000            11.029343          10.29%           63,564       1996

Fidelity VIP II                 14.455907            18.517428          28.10%          770,623       1998
Contrafund Portfolio-Q          11.815914            14.455907          22.34%          625,349       1997
                                10.000000            11.815914          18.16%          255,409       1996

Fidelity VIP II                 14.455907            18.517428          28.10%        1,288,311       1998
Contrafund Portfolio-NQ         11.815914            14.455907          22.34%          862,290       1997
                                10.000000            11.815914          18.16%          400,821       1996

Fidelity VIP III Growth         10.924397            13.416112          22.81%          292,587       1998
Opportunities Portfolio-Q       10.000000            10.924397           9.24%           57,285       1997(1)

Fidelity VIP III Growth         10.924397            13.416112          22.81%        1,310,788       1998
Opportunities Portfolio-        10.000000            10.924397           9.24%          213,473       1997(1)
NQ

Morgan Stanley Dean              9.803540             6.919419         -29.42%           30,554       1998
Witter Universal Funds,         10.000000             9.803540          -1.96%            1,079       1997(1)
Inc., - Emerging Markets
Debt Portfolio - Q

Morgan Stanley Dean              9.803540             6.919419         -29.42%           18,313       1998
Witter Universal Funds,         10.000000             9.803540          -1.96%            9,814       1997(1)
Inc., Emerging Markets
Debt Portfolio - NQ

NSAT- Capital                   15.772381            20.201552          28.08%          622,770       1998
Appreciation Fund-Q             11.889746            15.772381          32.66%          122,279       1997
                                10.000000            11.889746          19.00%           89,481       1996

NSAT- Capital                   15.772381            20.201552          28.08%          843,858       1998
Appreciation Fund-NQ            11.889746            15.772381          32.66%          168,800       1997
                                10.000000            11.889746          19.00%           71,846       1996

NSAT- Government                10.968839            11.772852           7.33%          463,915       1998
Bond Fund-Q                     10.149155            10.968893           8.08%          112,607       1997
                                10.000000            10.149155           1.49%           30,956       1996

NSAT- Government                10.968893            11.772852           7.33%          816,488       1998
Bond Fund-NQ                    10.149155            10.968893           8.08%          244,780       1997
                                10.000000            10.149155           1.49%           97,767       1996

NSAT- Money Market              10.711730            11.112968           3.75%        1,007,530       1998
Fund-Q*                         10.326243            10.711730           3.73%          638,508       1997
                                10.000000            10.326243           3.26%          283,411       1996

NSAT- Money Market              10.711730            11.112968           3.75%        3,595,023       1998
Fund-NQ*                        10.326243            10.711730           3.73%        2,073,349       1997
                                10.000000            10.326243           3.26%          628,692       1996

NSAT - Nationwide Small         10.000000             8.520115         -14.80%           17,530       1998(2)
Cap Value Fund - Q

NSAT - Nationwide Small         10.000000             8.520115         -14.80%           40,753       1998(2)
Cap Value Fund - NQ

NSAT- Nationwide Small          14.053920            13.989917          -0.46%          207,507       1998
Company Fund-Q                  12.152247            14.053920          15.65%          140,739       1997
                                10.000000            12.152247          21.52%           49,485       1996

                                   17 of 123

                                                                   PERCENT CHANGE      NUMBER OF
                             ACCUMULATION UNIT  ACCUMULATION UNIT        IN           ACCUMULATION
UNDERLYING MUTUAL FUND        VALUE AT END OF    VALUE AT END OF   ACCUMULATION UNIT  UNITS AT END    YEAR
                                  PERIOD              PERIOD            VALUE          OF PERIOD

NSAT- Nationwide Small           14.053920           13.989917          -0.46%          419,008       1998
Company Fund-NQ                  12.152247           14.053920          15.65%          283,747       1997
                                 10.000000           12.152247          21.52%           69,854       1996

NSAT- Total                      14.846819           17.276235          16.36%          285,960       1998
Return Fund-Q                    11.639579           14.846819          27.55%          157,002       1997
                                 10.000000           11.639579          16.40%           32,415       1996

NSAT- Total                      14.846819           17.276235          16.36%          477,772       1998
Return Fund-NQ                   11.639579           14.846819          27.55%          229,416       1997
                                 10.000000           11.639579          16.40%           57,403       1996

Neuberger Berman                 13.311087           15.154915          13.85%           54,978       1998
AMT- Growth                      10.469935           13.311087          27.14%           39,613       1997
Portfolio-Q                      10.000000           10.469935           4.70%            7,597       1996

Neuberger Berman                 13.311087           15.154915          13.85%          160,168       1998
AMT- Growth                      10.469935           13.311087          27.14%           67,289       1997
Portfolio-NQ                     10.000000           10.469935           4.70%           50,629       1996

Neuberger Berman AMT             10.000000            9.272982          -7.27%           20.062       1998(2)
Guardian Portfolio - Q

Neuberger Berman AMT             10.000000            9.272982          -7.27%           54,518       1998(2)
Guardian Portfolio - NQ

Neuberger Berman                 10.739513           11.048525           2.88%          250,457       1998
AMT- Limited Maturity            10.209208           10.739513           5.19%          232,553       1997
Bond Portfolio-Q                 10.000000           10.209208           2.09%          123,635       1996

Neuberger Berman                 10.739513           11.048585           2.88%          555,854       1998
AMT- Limited Maturity            10.209208           10.739513           5.19%          369,140       1997
Bond Portfolio-NQ                10.000000           10.209208           2.09%          274,872       1996

Neuberger Berman                 15.843430           16.270918           2.70%          613,192       1998
AMT- Partners                    12.248582           15.843430          29.35%          551,365       1997
Portfolio-Q                      10.000000           12.248582          22.49%          177,265       1996

Neuberger Berman                 15.843430           16.270918           2.70%          898,907       1998
AMT- Partners                    12.248582           15.843430          29.35%          607,558       1997
Portfolio-NQ                     10.000000           12.248582          22.49%          214,292       1996

Oppenheimer VAF-                 11.077843           11.659886           5.25%          212,964       1998
Oppenheimer Bond                 10.288722           11.077843           7.67%          102,577       1997
Fund/VA-Q                        10.000000           10.288722           2.89%           55,343       1996

Oppenheimer VAF-                 11.077843           11.659886           5.25%          706,823       1998
Oppenheimer Bond                 10.288722           11.077843           7.67%          281,567       1997
Fund/VA -NQ                      10.000000           10.288722           2.89%          152,075       1996

Oppenheimer VAF-                 13.545830           15.232440          12.45%          273,864       1998
Oppenheimer Global               11.201956           13.545830          20.92%           96,027       1997
Securities Fund/VA -Q            10.000000           11.201956          12.02%           40,161       1996

Oppenheimer VAF-                 13.545830           15.232440          12.45%          378,435       1998
Oppenheimer Global               11.201956           13.545830          20.92%          226,937       1997
Securities Fund/VA -NQ           10.000000           11.201956          12.02%           75,124       1996

Oppenheimer                      10.420499           12.734164          22.20%           42,851       1998
VAF-Oppenheimer Capital
Appreciation Fund/VA
(formerly Oppenheimer
Growth Fund) -Q                  10.000000           10.420499           4.20%            7,039       1997(1)

Oppenheimer VAF-                 10.420499           12.734164          22.20%           67,557       1998
Oppenheimer Capital
Appreciation Fund/VA
(formerly
Oppenheimer Growth               10.000000           10.420499           4.20%            6,625       1997(1)
Fund) -NQ

                                   18 of 123

                                                                      PERCENT           NUMBER OF
                           ACCUMULATION UNIT   ACCUMULATION UNIT     CHANGE IN        ACCUMULATION
UNDERLYING MUTUAL FUND      VALUE AT END OF     VALUE AT END OF    ACCUMULATION UNIT  UNITS AT END    YEAR
                                PERIOD              PERIOD             VALUE            OF PERIOD

Oppenheimer VAF-               12.513276            13.513276            5.11%           92,773       1998
Oppenheimer                    11.129020            12.856596           15.52%           56,867       1997
Multiple Strategies            10.000000            11.129020           11.29%            6,127       1996
Fund/VA -Q

Oppenheimer VAF-               12.856596            13.513276            5.11%          273,564       1998
Oppenheimer                    11.129020            12.856596           15.52%          193,943       1997
Multiple Strategies            10.000000            11.129020           11.29%           34,052       1996
Fund/VA -NQ

Strong Variable                10.870948            11.491081            5.70%           26,911       1998
Insurance Funds,                9.903046            10.870948            9.77%           27,509       1997
Inc.- Discovery                10.000000             9.903046           -0.97%           27,130       1996
Fund II, Inc.-Q

Strong Variable                10.870948            11.491081            5.70%           72,179       1998
Insurance Funds,                9.903046            10.870948            9.77%           73,785       1997
Inc.- Discovery                10.000000             9.903046           -0.97%           55,312       1996
Fund II, Inc.-NQ

Strong Variable                 8.916485             8.367348           -6.16%           45,767       1998
Insurance Funds,               10.462103             8.916485          -14.77%           88,170       1997
Inc.- International            10.000000            10.462103            4.62%           61,841       1996
Stock Fund II-Q

Strong Variable                 8.916485             8.367348           -6.16%          118,596       1998
Insurance Funds,               10.462103             8.916485          -14.77%          236,119       1997
Inc.- International            10.000000            10.462103            4.62%          154,841       1996
Stock Fund II-NQ

Strong Opportunity             13.995266            15.660253           11.90%          160,731       1998
Fund II, Inc.-Q                11.319705            13.995266           23.64%          436,276       1997
                               10.000000            11.319705           13.20%          312,712       1996

Strong Opportunity             13.995266            15.660253           11.90%          459,632       1998
Fund II, Inc.-NQ               11.319705            13.995266           23.64%          513,631       1997
                               10.000000            11.319705           13.20%          302,280       1996

Van Eck Worldwide              10.281856            11.425229           11.12%           54,874       1998
Insurance Trust -              10.189870            10.281856            0.90%           52,244       1997
Worldwide Bond                 10.000000            10.189870            1.90%           39,599       1996
Fund-Q

Van Eck Worldwide              10.281856            11.425229           11.12%          137,465       1998
Insurance Trust-               10.189870            10.281856            0.90%          135,652       1997
Worldwide Bond                 10.000000            10.189870            1.90%           36,398       1996
Fund-NQ

Van Eck Worldwide               8.778805             5.598612          -35.09%           37,152       1998
Insurance Trust-               10.077496             8.778805          -12.89%           65,901       1997
Worldwide Emerging             10.000000            10.077496            0.77%                0       1996(1)
Markets Fund-Q

Van Eck Worldwide               8.778805             5.698612          -35.09%          150,812       1998
Insurance Trust-               10.077496             8.778805          -12.89%          109,850       1997
Worldwide Emerging             10.000000            10.077496            0.77%              750       1996(1)
Markets Fund-NQ

Van Eck Worldwide               9.817789             6.678951          -31.97%           27,382       1998
Insurance Trust-               10.132333             9.817789           -3.10%           36,777       1997
Worldwide Hard Assets          10.000000            10.132333            1.32%           22,227       1996
Fund-Q

                                   19 of 123

                                                                      PERCENT           NUMBER OF
                            ACCUMULATION UNIT   ACCUMULATION UNIT    CHANGE IN        ACCUMULATION
UNDERLYING MUTUAL FUND       VALUE AT END OF     VALUE AT END OF   ACCUMULATION UNIT  UNITS AT END    YEAR
                                 PERIOD              PERIOD            VALUE            OF PERIOD

Van Eck Worldwide                 9.817789             6.678951         -31.97%         104.447        1998
Insurance Trust- Worldwide       10.132333             9.817789          -3.10%         110,634        1997
Hard Assets-NQ                   10.000000            10.132333           1.32%          48,531        1996

Van Kampen                       16.312466            14.207613         -12.90%         126,607        1998
Life Investment                  13.626341            16.312466          19.71%         143,467        1997
Trust- Morgan Stanley            10.000000            13.626341          36.26%          63,345        1996
Real Estate Securities
Portfolio-Q

Van Kampen                       16.312466            14.207613         -12.90%         335,131        1998
Life Investment                  13.626341            16.312466          19.71%         312,287        1997
Trust- Morgan Stanley            10.000000            13.626341          36.26%          65,843        1996
Real Estate Securities
Portfolio-NQ

Warburg Pincus Trust-            10.066530            10.451107           3.82%         190,052        1998
International Equity             10.450529            10.066530          -3.67%         224,358        1997
Portfolio-Q                      10.000000            10.450529           4.51%         113,387        1996

Warburg Pincus Trust-            10.066530            10.451107           3.82%         442,442        1998
International Equity             10.450529            10.066530          -3.67%         501,764        1997
Portfolio-NQ                     10.000000            10.450529           4.51%         278,224        1996

Warburg Pincus Trust-            11.351955            11.915674           4.97%          20,180        1998
Post-Venture Capital             10.163437            11.351955          11.69%           7,811        1997
Portfolio-Q                      10.000000            10.163437           1.63%               0        1996(1)

Warburg Pincus Trust-            11.351955            11.915674           4.97%          54,244        1998
Post-Venture Capital             10.163437            11.351955          11.69%          37,566        1997
Portfolio-NQ                     10.000000            10.163437           1.63%             726        1996(1)

Warburg Pincus Trust-            12.800371            12.254943          -4.26%         187,796        1998
Small Company Growth             11.231071            12.800371          13.97%         182,340        1997
Portfolio-Q                      10.000000            11.231071          12.31%         104,843        1996

Warburg Pincus Trust-            12.800371            12.254943          -4.26%         707,671        1998
Small Company Growth             11.231071            12.800371          13.97%         496,268        1997
Portfolio-NQ                     10.000000            11.231071          12.31%         314,236        1996




(1) The Dreyfus Variable Investment Fund-Capital Appreciation Portfolio, Fidelity VIP III Growth Opportunities Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc.-Emerging Markets Debt Portfolio, and Oppenheimer VAF-Oppenheimer Capital Appreciation Fund/VA (formerly Oppenheimer Growth Fund) were added July 14, 1997. Consequently, the condensed financial information reflects accumulation unit values for the accumulation units outstanding for the period from July 14, 1997 to December 31, 1997. The American Century Variable Portfolio, Inc. - American Century VP Value, Dreyfus Variable Investment Fund - Growth & Income Portfolio, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund, and Warburg Pincus Trust
     - Post-Venture Capital Portfolio were added December 23, 1996. Consequently, the condensed financial information reflects accumulation unit values for the accumulation units outstanding for the period from December 23, 1996 to December 31, 1996.

(2) The American Century Variable Portfolios, Inc.-American Century VP Income & Growth, NSAT-Nationwide Small Cap Value Fund and Neuberger Berman AMT-Guardian Portfolio were added to the variable account on May 1, 1998. Consequently, the condensed financial information reflects the reporting period from May 1, 1998 through December 31, 1998.

*    The 7-day yield on the Money Market Fund as of December 31, 1998 was 3.37%.

                                   20 of 123

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in February, 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance products, annuities and retirement products.

NATIONWIDE ADVISORY SERVICES, INC.

The contracts are distributed by the general distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The variable account was established as Financial Horizons VA Separate Account-2 by Nationwide on March 6, 1991 pursuant to Ohio Law. By resolution of the Board of Directors, the variable account's name was changed to Nationwide VA Separate Account-B. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Qualified Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

                                   21 of 123

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)       further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

STANDARD CHARGES AND DEDUCTIONS


The maximum commissions payable on the sale of a contract described in this prospectus is 1.5% of purchase payments.


MORTALITY AND EXPENSE RISK CHARGES

Nationwide deducts Mortality and Expense Risk Charges from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.25% of the daily net assets of the variable account.


The mortality risk charge of 0.80% compensates Nationwide for guaranteeing the annuity rate of the contracts. This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk charge of 0.45% compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.


If the Mortality and Expense Risk Charges are insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge equal on an annual basis to 0.20% of the daily net assets of the variable account. This charge is designed to reimburse Nationwide for administrative expenses related to the issuance and maintenance of the contracts.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)      the time the contract is surrendered;
(2)      annuitization; or

(3)      such other date as Nationwide becomes subject to premium taxes.

         Premium taxes may be deducted from death benefit proceeds.

                                   22 of 123

CONTRACT OWNERSHIP

The contract owner has all rights under the contract including the right to designate and change any designations of the contract owner, contingent owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o        on a Nationwide form;

o        signed by the contract owner; and

o        received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.


On the annuitization date, the annuitant will become the contract owner.


JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o        Joint owners can only be named for Non-Qualified Contracts;

o Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;


o The exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o An election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and


o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.


ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be

                                   23 of 123
changed before the annuitization date with Nationwide's consent.


BENEFICIARY AND CONTINGENT BENEFICIARY


The beneficiary is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.


The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS

Non-Qualified            $15,000            $1,000

IRA                      $15,000            $1,000

Roth IRA                 $15,000            $1,000

SEP IRA                  $15,000            $1,000

Tax Sheltered            $15,000            $1,000
Annuity

Qualified                $15,000            $1,000

PRICING


Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.


Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.


Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:


o        New Year's Day                 o        Independence Day
o        Martin Luther King, Jr. Day    o        Labor Day
o        Presidents' Day                o        Thanksgiving
o        Good Friday                    o        Christmas
o        Memorial Day


Nationwide also will not price purchase payments if:

(1)      trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when conditions described in
(2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.


ALLOCATION OF PURCHASE PAYMENTS


Nationwide allocates purchase payments to underlying mutual funds allocated to the sub-accounts as instructed by the contract owner. Shares of the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

                                   24 of 123

DETERMINING THE CONTRACT VALUE


The contract value is the value of amounts allocated to the sub-accounts of the variable account. Nationwide will deduct a proportionate amount of any contract charges from each sub-account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

(a) is:

    (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

    (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily variable account. The factor is equal to an annual rate of 1.45% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.


TRANSFERS

                                   25 of 123

Transfer Requests


Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.



Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

o submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

o submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE


Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.


Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)


Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

                                   26 of 123

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds.


SURRENDERS UNDER A QUALIFIED CONTRACT OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Contract or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.   The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

When the contract is issued to fund a Qualified Plan, the surrender provisions may be modified to meet the terms of the plan and applicable tax provisions.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts or Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

                                   27 of 123

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED

NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)

                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)

ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE


Nationwide may charge a Loan Processing Fee at the time each new loan is processed. If assessed, it compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.


HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. It is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o        the contract is surrendered;

o        the contract owner/annuitant dies;

o the contract owner who is not the annuitant dies prior to annuitization; or

o        annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed


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distribution may also be subject to an early withdrawal tax penalty by the
Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. IRAs, SEP IRAs, Roth IRAs, Tax Sheltered Annuities, and Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts. Contract owners may participate in this program if their contract value is $15,000 or more. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the following underlying mutual funds: Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, Neuberger Berman AMT- Limited Maturity Bond Portfolio, and NSAT Money Market Fund to any other underlying mutual fund. The minimum monthly transfer is $100.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.


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Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Qualified Plan or Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY


A fixed payment annuity is an annuity where the amount of the annuity payment remains level.


The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday" basis by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY


A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.


The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday" basis by:

     1)   deducting applicable premium taxes from the total contract value; then


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     2)   applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

ASSUMED INVESTMENT RATE


An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment. The assumed investment rate of 3.5% is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.


VALUE OF AN ANNUITY UNIT

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

EXCHANGES AMONG UNDERLYING MUTUAL FUNDS

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the


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         guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

         The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Qualified Contracts, IRAs, SEP IRAs, and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.


If a contract owner and annuitant or the same, and the contact owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.


Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.


If no beneficiary(ies) survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.


The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The death benefit value is determined as of the date the home office receives:

1)       proper proof of the annuitant's death;

2)       an election specifying the distribution method; and

3)       any state required forms(s).

If the annuitant dies after the annuitization date, payment will be determined according to the selected annuity payment option.

The beneficiary may elect to receive the death benefit:

(1)      in a lump sum;

(2)      as an annuity; or

(3)      in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

DEATH BENEFIT PAYMENT

For all contracts issued on or after the later of May 1, 1998 or the date on which state insurance


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authorities approved applicable contract modifications:

o If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

         1)       the contract value;

         2) the sum of all purchase payments, less an adjustment for amounts surrendered; or

         3) the contract value as of the most recent five-year contract anniversary, less an adjustment for amounts surrendered since the most recent five-year contract anniversary.

o If the annuitant dies on or after his or her 86th birthday but before the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the dates(s) of the partial surrender(s).

For contracts issued prior to May 1, 1998 or a date prior to the date state insurance authorities approved applicable contract modifications:

o If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

         1)       the contract value;

         2) the sum of all purchase payments, less any amounts surrendered; or

         3) the contract value as of the most recent five-year contract anniversary, less any amounts surrendered since the most recent five-year contract anniversary.

o If the annuitant dies on or after his or her 86th birthday but before the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

         a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; or

         b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

a) the death of the annuitant will be treated as the death of a contract owner;


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b)       any change of annuitant will be treated as the death of a contract owner; and

c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS AND TAX SHELTERED ANNUITIES

Distributions from Qualified Plans or Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than

a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

b)       the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.


Distributions commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distribution cannot be less than the amount determined by dividing the annuitant's interest in the tax sheltered annuity by the end of the previous calendar year by:

a)       the annuitant's life expectancy, or if applicable;

b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Qualified Plan or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:


a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.


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If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS AND SEP IRAS

Distributions from an IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the IRA or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

         1) treat the contract as an IRA or SEP IRA established for his or her benefit; or

         2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

IRA or SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs.

IRA or SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:


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a)       the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

         1) treat the contract as a Roth IRA established for his or her benefit; or

         2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

Contract owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the contracts.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts.

Section 72 of the Internal Revenue Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Individual Retirement Annuities and Individual Retirement Accounts; (2) Roth IRAs; (3) SEP IRAs; (4) Qualified Contracts; (5) Tax Sheltered Annuities; and
(6) Non-Qualified Contracts. Each type of annuity is discussed below.

IRAs, SEP IRAs, and Individual Retirement Accounts

Distributions from IRAs, SEP IRAs, and contracts owned by Individual Retirement Accounts are generally taxed when received. The excludable portion of each payment is based on the ratio between the amount by which non-deductible purchase payments to all the contracts exceeds prior non-taxable distributions from the contracts, and the total account balances in the contracts at the time of the distribution. The owner of the IRA, SEP IRA, or the annuitant under contracts held by Individual Retirement Accounts, must annually report to the Internal Revenue Service:

o        the amount of nondeductible purchase payments;

o        the amount of any distributions;

o the amount by which nondeductible purchase payments for all years exceed non-taxable distributions for all years; and

o        the total balance in all IRAs, SEP IRAs and Individual Retirement
         Accounts.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

(i) it is made on or after the date on which the contract owner attains age 59 1/2;

(ii) it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

(iii)    it is attributable to the contract owner's disability; or

(iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Internal Revenue Code).

If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the


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distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA contains qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A non-qualified distribution is any distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Taxable distributions will not receive the same favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the contract is completely distributed, the balance will also be included in the contract owner's gross estate for tax purposes.

A change of the annuitant or contingent annuitant may be treated by the Internal Revenue Service as a taxable transaction.

Qualified Plans and Tax Sheltered Annuities

Distributions from Qualified Plans or Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula required by the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments (as determined pursuant to Section 72(d) of the Internal Revenue Code) until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

Non-Qualified Contracts - Natural Persons as Contract Owners


The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment is excludable from taxable income based on the ratio between the contract owner's investment in the contract and the expected return on the contract until the investment has been recovered. Thereafter the entire amount is includible in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income and no additional payments are due after his or her death, then he or she may be entitled to a deduction for the balance of the investment on his or her final income tax return.


Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the contract that is assigned or pledged; or for contracts issued after April 22, 1987, any portion of the contract transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during any 12-month period will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations.

Distributions before the annuitization date allocable to a portion of the contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on earnings from


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

contributions made to the contract after February 28, 1986. There are exceptions for immediate annuities and certain contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium contract on which payments begin within one year of purchase. If this contract is issued as the result of an exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Internal Revenue Code Section 72 also assesses a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution:

1)       is the result of a contract owner's death;

2)       is the result of a contract owner's disability;

3) is one of a series of substantially equal periodic payments made over the life or life expectancy of the contract owner (or the joint lives or joint life expectancies of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner);

4)       is for the purchase of an immediate annuity; and

5)       is allocable to an investment in the contract before August 14, 1982.

A contract owner that wants to begin taking distributions to which the 10% tax penalty does not apply should forward a written request to Nationwide. Upon receipt of this written request, Nationwide will inform the contract owner of Nationwide's policies and procedures, as well as contract limitations. An election to begin taking these withdrawals will be irrevocable and may not be amended or changed.


In order to qualify as an annuity contract under Section 72 of the Internal Revenue Code, the contract must provide for distribution of the entire contract upon a contract owner's death. These rules are described in "Required Distributions for Non-Qualified Contracts."


The Internal Revenue Code requires that any election to receive an annuity instead of a lump sum payment be made within 60 days after the lump sum becomes payable (generally, within 60 days of the death of a contract owner or the annuitant). As long as the election is made within the 60 day period, each distribution will be taxable when it is paid. Upon the end of this 60 day period, if no election has been made, the entire amount of the lump sum will be subject to immediate tax, even if the payee decides at a later date to take the distribution as an annuity.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned (or, pursuant to Section 72(u) of the Internal Revenue Code, deemed to be owned) by individuals. Different rules apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons") are not treated as annuity contracts under the Internal Revenue Code. Specifically, they are not treated as annuity contracts for purposes of Section 72. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract to the contract owner.


This non-natural person rule does not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent for an individual is treated as owned by the individual. This would put the contract back under
Section 72, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred



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

compensation arrangement for one or more employees.

The non-natural person rule also does not apply to contracts that are:

a) acquired by the estate of a decedent by reason of the death of the decedent;

b) issued in connection with certain qualified retirement plans and individual retirement plans;

c)       used in connection with certain structured settlements;

d) purchased by an employer upon the termination of certain qualified retirement plans; or

e)       an immediate annuity.

QUALIFIED PLANS, IRAS, SEP IRAS, AND TAX SHELTERED ANNUITIES

Contract owners looking for information on eligibility, limitations on permissible amounts of purchase payments, and the tax consequences of distributions from Qualified Plans, IRAs, SEP IRAs, and Tax Sheltered Annuities should contact a qualified adviser. The terms of each plan may limit the rights available under the contracts.

Section 403(b)(1)(E) of the Internal Revenue Code requires a contract issued as a Tax Sheltered Annuity to limit purchase payments for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Internal Revenue Code. This limit is increased from time to time to reflect increases in the cost of living. This limit may be reduced by deposits, contributions or payments made to another Tax Sheltered Annuity or other plan, contract or arrangement by or on behalf of the contract owner.

The Internal Revenue Code allows most distributions from Qualified Plans to be rolled into other Qualified Plans, IRAs or SEP IRAs. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Individual Retirement Account. Distributions that may NOT be rolled over are those that are:

a) one of a series of substantially equal annual (or more frequent) payments made:

         1)       over the life (or life expectancy) of the contract owner;

         2) over the joint lives (or joint life expectancies) of the contract owner and the contract owner's designated beneficiary;

         3)       for a specified period of ten years or more; or

b)       a required minimum distribution.

Any distribution that is eligible for rollover will be subject to federal tax withholding of 20% if the distribution is not rolled into an appropriate plan as described above.

Individual Retirement Accounts, SEP IRAs and Individual Retirement Annuities may not provide life insurance benefits. If the death benefit exceeds the greater of the contract's cash value or the sum of all purchase payments (less any surrenders), the contract could be considered life insurance. Consequently, the Internal Revenue Service could determine that the Individual Retirement Account, SEP IRA or Individual Retirement Annuity does not qualify for the desired tax treatment.

ROTH IRAS

The contract may be purchased as a Roth IRA. For detailed information on purchasing and holding this contract as a Roth IRA, the contract owner should contact a financial adviser.

The Internal Revenue Code allows distributions from Individual Retirement Accounts and Individual Retirement Annuities to be rolled into Roth IRAs. The rollovers are subject to federal income tax as distributions from the Individual Retirement Account or Individual Retirement Annuity.


For rollovers from Individual Retirement Annuities or Individual Retirement Accounts, the income from the rollover will be required to be included in income in the year of the rollover distribution from the Individual Retirement Account or Individual Retirement Annuity.



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



A distribution from a Roth IRA that contains the proceeds of a rollover from an Individual Retirement Account or Individual Retirement Annuity within the preceding five years could be subject to a 10% penalty, even if the distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or Individual Retirement Annuity was made in 1998, and the income from that rollover was included in income ratably over a four year period, a distribution from the Roth IRA within four years of the rollover may result in the loss of all or a portion the four year spread, subjecting the amount deferred under the four year election to current taxation.


WITHHOLDING


Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. Contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no mandatory taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required) or if it is an eligible rollover distribution. Mandatory back-up withholding rates are 31% of income that is distributed.


NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     o    a transfer of the contract from one contract owner to another; or

     o    a distribution to someone other than a contract owner.


Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.


Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).


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


If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

     o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

     o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

PUERTO RICO

Under the Puerto Rico tax code, distributions from a Non-Qualified Contract before annuitization are treated as nontaxable return of principal until the principal is fully recovered. Thereafter all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income. A personal adviser should be consulted in these situations.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless

     o    the failure to diversify was accidental;

     o    the failure is corrected; and

     o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     o    statements showing the contract's quarterly activity;

     o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;


     o annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must




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



          be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account.


Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999.


Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that supports our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put in place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.


Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction


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


in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.


The general distributor, Nationwide Advisory Services, Inc. is not engaged in any litigation of any material nature.


In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.


ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     o    precious metals;
     o    real estate;
     o    stocks and bonds;
     o    closed-end funds;
     o    bank money market deposit accounts and passbook savings;
     o    CDs; and
     o    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     o    S&P 500;
     o    Shearson/Lehman Intermediate Government/Corporate Bond Index;
     o    Shearson/Lehman Long-Term Government/Corporate Bond Index;
     o    Donoghue Money Fund Average;
     o    U.S. Treasury Note Index;
     o    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
     o    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     o    Lipper Analytical Services, Inc.;
     o    CDA/Wiesenberger;
     o    Morningstar;

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


     o    Donoghue's;
     o    magazines such as:
          --   Money;
          --   Forbes;
          --   Kiplinger's Personal Finance Magazine;
          --   Financial World;
          --   Consumer Reports;
          --   Business Week;
          --   Time;
          --   Newsweek;
          --   National Underwriter; and
          --   News and World Report;
     o    LIMRA;
     o    Value;
     o    Best's Agent Guide;
     o    Western Annuity Guide;
     o    Comparative Annuity Reports;
     o    Wall Street Journal;
     o    Barron's;
     o    Investor's Daily;
     o    Standard & Poor's Outlook; and
     o    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the maximum charges that could be assessed to a contract (1.45%). It does not take into consideration premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $25,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges) had they been available in the variable account for one of the periods. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.


The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1998. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.




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


                        SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


                                                                        10 Years or Date
                                          1 Year to      5 Years to     Fund Available in     Date Fund Added to
          Sub-Account Options              12/31/98       12/31/98     Variable Account to     Variable Account
                                                                            12/31/98
American Century Variable Portfolios,       14.09%          N/A             12.67%                 02-01-96
Inc.- American Century VP Balanced

American Century Variable Portfolios,       -3.58%          N/A             -4.99%                 02-01-96
Inc.- American Century VP Capital
Appreciation

American Century Variable Portfolios,        N/A            N/A             12.44%                 05-01-98
Inc. - American Century VP Income &
Growth

American Century Variable Portfolios,       17.04%          N/A             15.58%                 02-01-96
Inc.- American Century VP International

American Century Variable Portfolios,        3.29%          N/A             13.94%                 12-23-96
Inc.- American Century VP Value

Dreyfus Stock Index Fund, Inc.              26.35%          N/A             25.28%                 02-01-96

Dreyfus Variable Investment                 28.33%          N/A             20.06%                 07-14-97
Fund-Capital Appreciation Portfolio

Dreyfus Variable Investment Fund -          10.19%          N/A             12.13%                 12-23-96
Growth & Income Portfolio

The Dreyfus Socially Responsible            27.51%          N/A             23.29%                 02-01-96
Growth Fund, Inc.

Fidelity VIP Equity-Income Portfolio        10.01%          N/A             15.51%                 02-01-96

Fidelity VIP Growth Portfolio               37.47%          N/A             23.51%                 02-01-96

Fidelity VIP High Income Portfolio          -5.72%          N/A              6.44%                 02-01-96

Fidelity VIP Overseas Portfolio             11.12%          N/A             10.38%                 02-01-96

Fidelity VIP II Asset Manager Portfolio     13.38%          N/A             14.59%                 02-01-96

Fidelity VIP II Contrafund Portfolio        28.10%          N/A             23.55%                 02-01-96

Fidelity VIP III Growth Opportunities       22.81%          N/A             22.22%                 07-14-97
Portfolio

Morgan Stanley Dean Witter Universal       -29.42%          N/A            -22.23%                 07-14-97
Fund, Inc.- Emerging Markets Debt
Portfolio

NSAT- Capital Appreciation Fund             28.08%          N/A             27.30%                 02-01-96

NSAT- Government Bond Fund                   7.33%          N/A              5.76%                 02-01-96

NSAT- Money Market Fund                      3.75%          N/A              3.69%                 01-31-96

NSAT - Small Cap Value Fund                  N/A            N/A            -21.32%                 05-01-98

NSAT- Nationwide Small Company Fund         -0.46           N/A             12.22%                 02-01-96

NSAT-Total Return Fund                      16.36%          N/A             20.65%                 02-01-96

Neuberger Berman AMT-Growth Portfolio       13.85%          N/A             15.34%                 02-01-96

Neuberger Berman AMT Guardian Portfolio      N/A            N/A            -10.68%                 05-01-98

Neuberger Berman AMT-Limited Maturity        2.88%          N/A              3.48%                 02-01-96
Bond Portfolio

Neuberger Berman AMT-Partners Portfolio      2.70%          N/A             18.19%                 02-01-96

Oppenheimer VAF - Oppenheimer Bond           5.25%          N/A              5.41%                 02-01-96
Fund/VA

Oppenheimer VAF - Oppenheimer Global        12.45%          N/A             15.54%                 02-01-96
Securities Fund/VA

Oppenheimer VAF - Oppenheimer Capital       22.20%          N/A             17.94%                 07-14-97
Appreciation Fund/VA (formerly
Oppenheimer Growth Fund)





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


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)


                                                                        10 Years or Date
                                          1 Year to      5 Years to     Fund Available in     Date Fund Added to
          Sub-Account Options              12/31/98       12/31/98     Variable Account to     Variable Account
                                                                            12/31/98
Oppenheimer VAF - Oppenheimer Multiple       5.11%          N/A              10.89%                02-01-96
Strategies Fund/VA

Strong Opportunity Fund II, Inc.            11.90%          N/A              16.65%                02-01-96

Strong Variable Insurance Funds, Inc.-       5.70%          N/A               4.89%                02-01-96
Discovery Fund II, Inc.

Strong Variable Insurance Funds, Inc.-      -6.16%          N/A              -5.94%                02-01-96
International Stock II

Van Eck Worldwide Insurance Trust-          11.12%          N/A               4.68%                02-01-96
Worldwide Bond Fund

Van Eck Worldwide Insurance Trust-         -35.09%          N/A             -24.29%                12-23-96
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust-         -31.97%          N/A             -12.94%                02-01-96
Worldwide Hard Assets Fund

Van Kampen Life Investment Trust-          -12.90%          N/A              12.81%                02-01-96
Morgan Stanley Real Estate Securities
Portfolio

Warburg Pincus Trust- International          3.82%          N/A               1.53%                02-01-96
Equity Portfolio

Warburg Pincus Trust -Post-Venture           4.97%          N/A               9.06%                12-23-96
Capital Portfolio

Warburg Pincus Trust-Small Company          -4.26%          N/A               7.23%                02-01-96
Growth Portfolio


NON-STANDARDIZED TOTAL RETURN


                                                                                    10 Years to
                                                    1 Year to       5 Years to      12/31/98 or       Date Fund
              Sub-Account Options                   12/31/98         12/31/98      Life of Fund       Effective
American Century Variable Portfolios, Inc.-          14.09%           11.26%          10.04%            05-01-91
American Century VP Balanced

American Century Variable Portfolios, Inc.-          -3.58%            1.76%           6.69%            11-20-87
American Century VP Capital Appreciation

American Century Variable Portfolios, Inc. -         25.05%            N/A            28.84%            10-30-97
American Century VP Income & Growth

American Century Variable Portfolios, Inc.-          17.04%            N/A            10.68%            05-01-94
American Century VP International

American Century Variable Portfolios, Inc.-           3.29%            N/A            14.27%            05-01-96
American Century VP Value

Dreyfus Stock Index Fund, Inc.                       26.35%           21.80%          15.45%            09-29-89

Dreyfus Variable Investment Fund-Capital             28.33%           21.79%          19.87%            04-05-93
Appreciation Portfolio

Dreyfus Variable Investment                          10.19%            N/A            19.58%            05-02-94
Fund - Growth & Income Portfolio

The Dreyfus Socially Responsible Growth Fund,        27.51%           20.67%          21.21%            10-06-93
Inc.

Fidelity VIP Equity-Income Portfolio                 10.01%           16.94%          12.72%            10-09-86

Fidelity VIP Growth Portfolio                        37.47%           19.98%          15.67%            10-09-86

Fidelity VIP High Income Portfolio                   -5.72%            7.22%           9.48%            09-19-85

Fidelity VIP Overseas Portfolio                      11.12%            8.11%           7.03%            01-28-87

Fidelity VIP II Asset Manager Portfolio              13.38%           10.19%          11.35%            09-06-89



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


NON-STANDARDIZED TOTAL RETURN (CONTINUED)


                                                                                    10 Years to
                                                    1 Year to       5 Years to      12/31/98 or       Date Fund
              Sub-Account Options                   12/31/98         12/31/98      Life of Fund       Effective
Fidelity VIP II Contrafund Portfolio                  28.10%           N/A            26.79%            01-03-95

Fidelity VIP III Growth Opportunities Portfolio       22.81%           N/A            24.47%            01-03-95

Morgan Stanley Dean Witter Universal Fund,           -29.42%           N/A           -20.24%            06-16-97
Inc.- Emerging Markets Debt Portfolio

NSAT- Capital Appreciation Fund                       28.08%          21.32%          17.63%            04-15-92

NSAT- Government Bond Fund                             7.33%           5.72%           7.95%            11-08-82

NSAT- Money Market Fund                                3.75%           3.51%           5.39%            11-10-81

NSAT Small Cap Value Fund                             -4.45%           N/A            -5.35%            10-31-97

NSAT- Nationwide Small Company Fund                   -0.46%           N/A            15.64%            10-23-95

NSAT-Total Return Fund                                16.36%          17.70%          14.68%            11-08-82

Neuberger Berman AMT-                                 13.85%          13.61%          12.44%            09-10-84
Growth Portfolio

Neuberger Berman AMT - Guardian Portfolio             29.78%           N/A            30.60%            11-03-97

Neuberger Berman AMT-                                  2.88%           3.66%           6.36%            09-10-84
Limited Maturity Bond Portfolio

Neuberger Berman AMT-                                  2.70%           N/A            17.99%            03-22-94
Partners Portfolio

Oppenheimer VAF - Oppenheimer Bond Fund/VA             5.25%           5.46%           7.96%            04-30-85

Oppenheimer VAF - Oppenheimer Global Securities       12.45%           8.07%          10.87%            11-12-90
Fund/VA

Oppenheimer VAF - Oppenheimer Capital                 22.20%          20.35%          14.37%            04-30-85
Appreciation Fund/VA (formerly Oppenheimer
Growth Fund)

Oppenheimer VAF - Oppenheimer Multiple                 5.11%           9.82%           9.97%            02-09-87
Strategies Fund/VA

Strong Opportunity Fund II, Inc.                      11.90%          15.32%          17.35%            05-08-92

Strong Variable Insurance Funds, Inc.-                 5.70%           7.46%           9.78%            05-08-92
Discovery Fund II, Inc.

Strong Variable Insurance Funds, Inc.-                -6.16%           N/A            -3.57%            10-20-95
International Stock II

Van Eck Worldwide Insurance Trust- Worldwide          11.12%           4.95%           5.30%            09-01-89
Bond Fund

Van Eck Worldwide Insurance Trust- Worldwide         -35.09%           N/A           -11.18%            12-27-95
Emerging Markets Fund

Van Eck Worldwide Insurance Trust- Worldwide         -31.97%          -4.67%           0.62%            09-01-89
Hard Assets Fund

Van Kampen Life Investment Trust- Morgan             -12.90%           N/A            13.14%            07-03-95
Stanley Real Estate Securities Portfolio

Warburg Pincus Trust- International Equity             3.82%           N/A             3.97%            06-30-95
Portfolio

Warburg Pincus Trust -                                 4.97%           N/A             6.08%            09-30-96
Post-Venture Capital Portfolio

Warburg Pincus Trust-Small Company Growth             -4.26%           N/A            12.72%            06-30-95
Portfolio




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


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                               PAGE
General Information and History...................................................................................1
Services..........................................................................................................1
Purchase of Securities Being Offered..............................................................................1
Underwriters......................................................................................................2
Calculations of Performance.......................................................................................2
Annuity Payments..................................................................................................3
Financial Statements..............................................................................................4






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APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     o AMERICAN CENTURY VP BALANCED
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

     o AMERICAN CENTURY VP CAPITAL APPRECIATION
     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

     o AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     o AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents),



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     the Fund may also invest in other types of securities consistent with the
     Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     o AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS STOCK INDEX FUND, INC.
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the Capital Appreciation Portfolio's subadviser and provides day-to-day management of this Portfolio.

     o CAPITAL APPRECIATION PORTFOLIO
     Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

     o GROWTH & INCOME PORTFOLIO
     Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to



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     have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     o VIP EQUITY-INCOME PORTFOLIO
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     o VIP GROWTH PORTFOLIO
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     o VIP HIGH INCOME PORTFOLIO
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

          o at least 65% in income-producing debt securities and preferred stocks, including convertible securities;

          o up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may



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     also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-
     by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     o VIP OVERSEAS PORTFOLIO
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     o VIP II ASSET MANAGER PORTFOLIO
     Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

     o VIP II CONTRAFUND PORTFOLIO
     Investment Objective: To seek capital appreciation by investing primarily in companies that the FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

     o VIP III GROWTH OPPORTUNITIES PORTFOLIO

     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.


MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
Morgan Stanley Dean Witter Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.


     o EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.


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NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.

     o NSAT - CAPITAL APPRECIATION FUND Investment

     Objective: The Capital Appreciation Fund seeks long-term capital appreciation.


     o NSAT - GOVERNMENT BOND FUND
     Investment Objective: To provide as high a level of income as is consistent with capital preservation through investing primarily in bonds and securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     o NSAT - MONEY MARKET FUND

     Investment Objective: The Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.


     o NSAT - NATIONWIDE SMALL CAP VALUE FUND
     Subadviser:The Dreyfus Corporation


     Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.


     o NSAT - NATIONWIDE SMALL COMPANY FUND

     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.

     Investment Objective Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. NAS, the Fund's adviser, has contracted with a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are Dreyfus, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.


     o NSAT - TOTAL RETURN FUND

     Investment Objective: The investment objective of the Fund is to obtain a reasonable, long-term total return on invested capital.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger and Berman Advisers Management Trust ("Neuberger Berman AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of Neuberger Berman AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian and Partners Portfolios of Neuberger Berman AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger Berman Management Incorporated



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


("Neuberger Berman Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization and Other Matters" in the underlying mutual fund prospectus.) The investment advisor for all the portfolios is Neuberger Berman Management.

     o AMT GROWTH PORTFOLIO
     Investment Objective: Seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

     o AMT GUARDIAN PORTFOLIO
     Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. N&B Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

     o AMT LIMITED MATURITY BOND PORTFOLIO
     Investment Objective: To provide high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

     o AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is investment adviser.


     o OPPENHEIMER BOND FUND/VA
     Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

     o OPPENHEIMER GLOBAL SECURITIES FUND/VA

     Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

                                   54 of 123

     o OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY OPPENHEIMER GROWTH
       FUND)

     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.


     o OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

     Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY "STRONG SPECIAL FUND II, INC.") Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.
     Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

     o DISCOVERY FUND II, INC.
     Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

     o INTERNATIONAL STOCK FUND II
     Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of various insurance companies to fund the benefits of life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     o WORLDWIDE BOND FUND
     Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.

     o WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

                                   55 of 123

     o WORLDWIDE HARD ASSETS FUND
     Investment Description: Seeks long-term capital appreciation by investing, primarily in "Hard Assets Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Portfolio's investment adviser.

     o MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST
The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg").

     o INTERNATIONAL EQUITY PORTFOLIO
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     o POST-VENTURE CAPITAL PORTFOLIO
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

     o SMALL COMPANY GROWTH PORTFOLIO
     Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between

                                   56 of 123

     $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

                                   57 of 123

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 1999

                   DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
          BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY THROUGH ITS
                        NATIONWIDE VA SEPARATE ACCOUNT-B

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1999. The prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331,
TDD 1-800-238-3035.

                               TABLE OF CONTENTS

                                                                                                                    PAGE
General Information and History.......................................................................................1
Services..............................................................................................................1
Purchase of Securities Being Offered..................................................................................1
Underwriters..........................................................................................................2
Calculations of Performance...........................................................................................2
Annuity Payments......................................................................................................3
Financial Statements..................................................................................................4

GENERAL INFORMATION AND HISTORY


The Nationwide VA Separate Account-B (formerly Financial Horizons VA Separate Account-2) is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide ") (formerly Financial Horizons Life Insurance Company). All of Nationwide's common stock is owned by Nationwide Life Insurance Company which is owned by Nationwide Financial Services, Inc.("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $98.28 billion as of December 31, 1998.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or subsidiaries of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

                                   58 of 123

PURCHASE OF SECURITIES BEING OFFERED

The contracts are sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. No underwriting commissions have been paid by Nationwide to NAS.

CALCULATIONS OF PERFORMANCE


Any current yield quotations of the NSAT- Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1998, the NSAT- Money Market Fund's seven-day current unit value yield was 3.37% The NSAT-Money Market Fund's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT- Money Market Fund. At December 31, 1998 the NSAT-Money Market Fund's seven-day effective yield was 3.42%.


The NSAT- Money Market Fund's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the NSAT- Money Market Fund determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT- Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT- Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a 1.45% Mortality Risk and Expense Risk Charge and Administration Charge. No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

                                   59 of 123

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.


Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.



ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the Prospectus.

                                   60 of 123

                          Independent Auditors' Report
--------------------------------------------------------------------------------

The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-B:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-B as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VA Separate Account-B as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-B

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998

ASSETS:

   Investments at market value:

      American Century VP - American Century VP Balanced (ACVPBal)
         477,539 shares (cost $3,775,070) ................................................................   $  3,982,676

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         172,002 shares (cost $1,470,154) ................................................................      1,551,459

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         365,805 shares (cost $2,304,831) ................................................................      2,480,156

      American Century VP - American Century VP International (ACVPInt)
         1,792,850 shares (cost $12,805,392) .............................................................     13,661,514

      American Century VP - American Century VP Value (ACVPValue)
         487,250 shares (cost $3,237,726) ................................................................      3,279,192

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         175,374 shares (cost $5,038,308) ................................................................      5,450,615

      Dreyfus Stock Index Fund (DryStkIx)
         1,663,418 shares (cost $48,502,031) .............................................................     54,094,350

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         135,139 shares (cost $4,364,796) ................................................................      4,879,867

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         152,633 shares (cost $3,211,720) ................................................................      3,454,084

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         1,929,188 shares (cost $46,479,811) .............................................................     49,039,964

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         692,084 shares (cost $26,780,369) ...............................................................     31,053,812

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         2,771,740 shares (cost $32,949,014) .............................................................     31,958,161

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         283,588 shares (cost $5,514,054) ................................................................      5,685,938

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         529,881 shares (cost $8,982,275) ................................................................      9,622,631

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         1,559,973 shares (cost $32,816,811) .............................................................     38,125,751

                                                                    (Continued)

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         940,163 shares (cost $18,680,207) ...............................................................     21,510,931

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         55,433 shares (cost $357,063) ...................................................................        338,139

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,114,253 shares (cost $27,767,193) .............................................................     29,627,984

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,289,475 shares (cost $15,364,944) .............................................................     15,073,960

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         50,069,223 shares (cost $50,069,223) ............................................................     50,069,223

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         52,327 shares (cost $479,709) ...................................................................        496,579

      Nationwide SAT - Small Company Fund (NSATSmCo)
         547,930 shares (cost $7,784,774) ................................................................      8,772,363

      Nationwide SAT - Total Return Fund (NSATTotRe)
         717,083 shares (cost $12,579,450) ...............................................................     13,194,329

      Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
         124,021 shares (cost $2,923,736) ................................................................      3,260,513

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         49,970 shares (cost $619,318) ...................................................................        691,584

      Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         644,612 shares (cost $8,880,370) ................................................................      8,908,532

      Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
         1,300,066 shares (cost $23,290,016) .............................................................     24,610,253

      Oppenheimer VAF - Bond Fund (OppBdFd)
         870,502 shares (cost $10,443,019) ...............................................................     10,724,588

      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         450,692 shares (cost $9,332,374) ................................................................      9,946,777

      Oppenheimer VAF - Growth Fund (OppGro)
         38,340 shares (cost $1,234,988) .................................................................      1,405,944

      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         290,347 shares (cost $4,912,367) ................................................................      4,950,408

      Strong Opportunity Fund II, Inc. (StOpp2)
         447,282 shares (cost $9,418,706) ................................................................      9,714,968

      Strong VIF - Strong Discovery Fund II (StDisc2)
         89,517 shares (cost $1,131,940) .................................................................      1,138,662

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         156,637 shares (cost $1,500,406) ................................................................      1,375,272

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         178,948 shares (cost $2,120,463) ................................................................      2,197,486

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         150,411 shares (cost $1,022,807) ................................................................      1,070,924

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         95,807 shares (cost $903,718) ...................................................................        881,425

      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         476,765 shares (cost $7,332,885) ................................................................      6,560,292

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         601,475 shares (cost $6,406,447) ................................................................      6,610,206

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         75,281 shares (cost $794,482) ...................................................................        886,811

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         685,443 shares (cost $10,740,233) ...............................................................     10,973,937
                                                                                                             ------------
            Total investments ............................................................................    503,312,260

   Accounts receivable ...................................................................................      1,074,827
                                                                                                             ------------
            Total assets .................................................................................    504,387,087

ACCOUNTS PAYABLE .........................................................................................           --
                                                                                                             ------------
CONTRACT OWNERS' EQUITY (NOTE 4) .........................................................................   $504,387,087
                                                                                                             ============

See accompanying notes to financial statements.

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-B

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                              TOTAL                          ACVPBAL
                                                   ---------------------------     ---------------------------
                                                        1998            1997            1998            1997
                                                   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $   7,818,099       3,264,187          33,348           6,748
  Mortality, expense and administration
    charges (note 2).............................    (5,643,109)     (2,625,203)        (39,181)        (14,031)
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................     2,174,990         638,984          (5,833)         (7,283)
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........   724,145,392     223,236,625       1,370,465         432,187
  Cost of mutual fund shares sold................  (716,278,224)   (214,504,322)     (1,340,497)       (400,447)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........     7,867,168       8,732,303          29,968          31,740
  Change in unrealized gain (loss) on investments    16,445,711      10,048,773         124,972          65,584
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............    24,312,879      18,781,076         154,940          97,324
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................    13,663,741       4,937,879         206,788          28,016
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........    40,151,610      24,357,939         355,895         118,057
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................   241,794,992     169,332,709       1,611,751         762,078
  Transfers between funds........................          --              --           866,011         262,407
  Redemptions....................................   (49,104,065)    (18,867,088)       (417,463)        (99,821)
  Annuity benefits ..............................        (3,683)           --              --              --
  Adjustments to maintain reserves...............       (13,743)         (2,565)            169          (2,476)
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................   192,673,501     150,463,056       2,060,468         922,188
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............   232,825,111     174,820,995       2,416,363       1,040,245
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......   271,561,976      96,740,981       1,566,336         526,091
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............  $504,387,087     271,561,976       3,982,699       1,566,336
                                                   ============    ============    ============    ============

                                                            ACVPCAPAP                        ACVPINCGR
                                                   ---------------------------      ---------------------------
                                                        1998            1997             1998            1997
                                                   -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          --              --            13,971            --
  Mortality, expense and administration
    charges (note 2).............................       (23,230)        (19,639)         (9,285)           --
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................       (23,230)        (19,639)          4,686            --
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........     1,861,327       1,970,507       3,462,801            --
  Cost of mutual fund shares sold................    (2,002,979)     (2,131,768)     (3,421,020)           --
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........      (141,652)       (161,261)         41,781            --
  Change in unrealized gain (loss) on investments       125,669          18,432         175,325            --
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............       (15,983)       (142,829)        217,106            --
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................        77,047          17,313            --              --
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........        37,834        (145,155)        221,792            --
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................       538,949         604,929         586,130            --
  Transfers between funds........................      (186,436)          3,613       1,836,457            --
  Redemptions....................................      (172,970)       (344,351)       (164,220)           --
  Annuity benefits ..............................          --              --              --              --
  Adjustments to maintain reserves...............            10            (179)         (1,953)           --
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................       179,553         264,012       2,256,414            --
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............       217,387         118,857       2,478,206            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     1,334,061       1,215,204            --              --
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............     1,551,448       1,334,061       2,478,206            --
                                                   ============    ============    ============    ============

                        NATIONWIDE VA SEPARATE ACCOUNT-B

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                             ACVPINT                        ACVPVALUE
                                                    ---------------------------     ---------------------------
                                                       1998            1997            1998            1997
                                                   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $      39,772          22,729          12,481           1,292
  Mortality, expense and administration
    charges (note 2).............................      (159,363)        (46,316)        (39,441)        (14,045)
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................      (119,591)        (23,587)        (26,960)        (12,753)
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........    31,356,628       1,572,496       3,069,812       2,171,228
  Cost of mutual fund shares sold................   (31,185,304)     (1,357,421)     (3,124,822)     (2,031,644)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........       171,324         215,075         (55,010)        139,584
  Change in unrealized gain (loss) on investments       719,921          78,372          27,951          13,515
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............       891,245         293,447         (27,059)        153,099
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................       408,286          43,835         149,013           2,414
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........     1,179,940         313,695          94,994         142,760
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     4,813,488       2,980,677       1,438,016       1,137,286
  Transfers between funds........................     3,543,125         638,549         333,167         437,858
  Redemptions....................................      (803,970)       (167,142)       (278,803)        (25,736)
  Annuity benefits ..............................          (542)           --              (354)           --
  Adjustments to maintain reserves...............          (221)             32            (438)             13
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................     7,551,880       3,452,116       1,491,588       1,549,421
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............     8,731,820       3,765,811       1,586,582       1,692,181
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     4,929,570       1,163,759       1,692,181            --
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $  13,661,390       4,929,570       3,278,763       1,692,181
                                                   ============    ============    ============    ============

                                                            DRYSRGRO                         DRYSTKIX
                                                    ---------------------------      ---------------------------
                                                       1998            1997             1998            1997
                                                   -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         8,472          12,102         522,901         167,679
  Mortality, expense and administration
    charges (note 2).............................       (63,111)        (25,947)       (485,796)       (139,726)
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................       (54,639)        (13,845)         37,105          27,953
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........     6,586,671       3,430,773      39,332,503       6,868,998
  Cost of mutual fund shares sold................    (6,462,288)     (3,098,404)    (36,715,362)     (5,807,826)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........       124,383         332,369       2,617,141       1,061,172
  Change in unrealized gain (loss) on investments       442,083         (19,478)      5,058,856         492,395
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............       566,466         312,891       7,675,997       1,553,567
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................       196,095          94,837          95,170         413,260
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........       707,922         393,883       7,808,272       1,994,780
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     1,619,005       1,210,701      17,316,091       9,290,153
  Transfers between funds........................        95,845       1,685,435      15,572,652       2,880,855
  Redemptions....................................      (326,063)       (387,613)     (2,773,953)       (947,321)
  Annuity benefits ..............................          --              --              --              --
  Adjustments to maintain reserves...............            28              16            (560)            273
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................     1,388,815       2,508,539      30,114,230      11,223,960
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............     2,096,737       2,902,422      37,922,502      13,218,740
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     3,353,933         451,511      16,172,340       2,953,600
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............     5,450,670       3,353,933      54,094,842      16,172,340
                                                   ============    ============    ============    ============

                                                                    (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                              DRYCAPAP                        DRYGRINC
                                                     ---------------------------     ---------------------------
                                                        1998            1997            1998            1997
                                                   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $      22,474           2,624          24,522           6,248
  Mortality, expense and administration
    charges (note 2).............................       (34,717)         (1,353)        (33,541)         (6,686)
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................       (12,243)          1,271          (9,019)           (438)
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........     5,604,652          35,302       2,360,951         477,409
  Cost of mutual fund shares sold................    (5,779,706)        (34,746)     (2,425,101)       (459,619)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........      (175,054)            556         (64,150)         17,790
  Change in unrealized gain (loss) on investments       516,519          (1,448)        289,005         (46,641)
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............       341,465            (892)        224,855         (28,851)
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................           574             220          33,632          68,534
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........       329,796             599         249,468          39,245
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     1,296,381         188,858       1,731,959         489,118
  Transfers between funds........................     3,114,305         193,079         456,443         720,972
  Redemptions....................................      (237,901)         (4,447)       (219,063)        (13,558)
  Annuity benefits ..............................          --              --              --              --
  Adjustments to maintain reserves...............          (757)             (7)           (522)              5
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................     4,172,028         377,483       1,968,817       1,196,537
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............     4,501,824         378,082       2,218,285       1,235,782
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......       378,082            --         1,235,782            --
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $   4,879,906         378,082       3,454,067       1,235,782
                                                   ============    ============    ============    ============

                                                               FIDVIPEI                         FIDVIPGR
                                                      ---------------------------      ---------------------------
                                                         1998            1997             1998            1997
                                                    -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        438,197         204,640          96,650          94,039
  Mortality, expense and administration
    charges (note 2).............................       (540,327)       (288,383)       (299,659)       (276,160)
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................       (102,130)        (83,743)       (203,009)       (182,121)
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........     34,659,555       4,034,511      49,056,647      12,400,367
  Cost of mutual fund shares sold................    (31,406,671)     (3,594,772)    (46,848,717)    (11,364,418)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........      3,252,884         439,739       2,207,930       1,035,949
  Change in unrealized gain (loss) on investments     (1,043,501)      2,894,709       2,012,302       2,154,124
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............      2,209,383       3,334,448       4,220,232       3,190,073
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................      1,559,466       1,028,884       2,528,165         420,937
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........      3,666,719       4,279,589       6,545,388       3,428,889
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     17,187,231      13,782,024       6,866,625       6,128,449
  Transfers between funds........................      2,340,278       1,770,973      (4,825,633)      3,513,641
  Redemptions....................................     (3,613,020)     (1,367,993)     (2,061,683)     (1,163,627)
  Annuity benefits ..............................           (711)           --              (783)           --
  Adjustments to maintain reserves...............            551           2,091            (188)            129
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................     15,914,329      14,187,095         (21,662)      8,478,592
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............     19,581,048      18,466,684       6,523,726      11,907,481
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     29,458,165      10,991,481      24,529,865      12,622,384
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............     49,039,213      29,458,165      31,053,591      24,529,865
                                                    ============    ============    ============    ============

                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                              FIDVIPHI                        FIDVIPOV
                                                     ---------------------------     ---------------------------
                                                        1998            1997            1998            1997
                                                    -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $   1,651,369         337,770          82,111          27,355
  Mortality, expense and administration
    charges (note 2).............................      (411,908)       (144,268)        (77,315)        (41,098)
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................     1,239,461         193,502           4,796         (13,743)
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........    34,216,558       4,973,688      29,186,608       3,062,464
  Cost of mutual fund shares sold................   (36,081,568)     (4,894,377)    (28,928,508)     (2,836,711)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........    (1,865,010)         79,311         258,100         225,753
  Change in unrealized gain (loss) on investments    (2,094,999)        975,597         253,115        (150,814)
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............    (3,960,009)      1,054,908         511,215          74,939
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................     1,049,307          41,747         242,012         108,590
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........    (1,671,241)      1,290,157         758,023         169,786
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................    17,519,558      12,510,478       2,071,208       2,013,073
  Transfers between funds........................    (1,398,748)      1,193,107        (270,743)        191,729
  Redemptions....................................    (2,706,795)       (678,694)       (491,688)       (195,586)
  Annuity benefits ..............................  ------------    ------------    ------------    ------------
  Adjustments to maintain reserves...............           (64)            (65)             44              80
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................    13,413,951      13,024,826       1,308,821       2,009,296
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............    11,742,710      14,314,983       2,066,844       2,179,082
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......    20,215,332       5,900,349       3,619,156       1,440,074
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $  31,958,042      20,215,332       5,686,000       3,619,156
                                                   ============    ============    ============    ============

                                                               FIDVIPAM                      FIDVIPCON
                                                      ---------------------------     --------------------------
                                                         1998            1997             1998            1997
                                                     -------------   -------------   -------------  -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        169,515          46,047         111,354          79,097
  Mortality, expense and administration
    charges (note 2).............................       (111,292)        (42,376)       (355,761)       (206,479)
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................         58,223           3,671        (244,407)       (127,382)
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........      2,252,969         485,808      29,737,118      13,315,382
  Cost of mutual fund shares sold................     (2,135,006)       (441,012)    (27,128,669)    (12,210,990)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........        117,963          44,796       2,608,449       1,104,392
  Change in unrealized gain (loss) on investments        249,950         326,514       3,503,323       1,439,401
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............        367,913         371,310       6,111,772       2,543,793
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................        508,545         115,507         819,250         209,041
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........        934,681         490,488       6,686,615       2,625,452
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................      3,941,991       2,679,138       8,215,815       7,590,781
  Transfers between funds........................        359,310         755,845       3,891,022       4,579,042
  Redemptions....................................       (460,173)       (203,214)     (2,172,888)     (1,044,227)
  Annuity benefits ..............................   ------------    ------------    ------------    ------------
  Adjustments to maintain reserves...............             63             (46)            427             167
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................      3,841,191       3,231,723       9,934,376      11,125,763
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............      4,775,872       3,722,211      16,620,991      13,751,215
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......      4,846,817       1,124,606      21,505,171       7,753,956
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............      9,622,689       4,846,817      38,126,162      21,505,171
                                                    ============    ============    ============    ============

                                                                   (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                            FIDVIPGROP                        MSEMMKT
                                                    ---------------------------     ---------------------------
                                                       1998            1997            1998            1997
                                                   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $     44,124            --            24,096           2,855
  Mortality, expense and administration
    charges (note 2).............................      (213,834)         (9,973)         (3,100)           (826)
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................      (169,710)         (9,973)         20,996           2,029
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........     5,537,239         726,030         975,706         163,852
  Cost of mutual fund shares sold................    (5,154,732)       (716,514)     (1,073,479)       (173,412)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........       382,507           9,516         (97,773)         (9,560)
  Change in unrealized gain (loss) on investments     2,707,877         122,846         (10,716)         (8,208)
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............     3,090,384         132,362        (108,489)        (17,768)
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................       153,385            --              --             1,239
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........     3,074,059         122,389         (87,493)        (14,500)
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     5,943,854       1,745,119         140,519          10,146
  Transfers between funds........................    10,961,989       1,150,039         220,119         115,222
  Redemptions....................................    (1,426,662)        (59,495)        (41,788)         (4,078)
  Annuity benefits ..............................  ------------    ------------    ------------    ------------
  Adjustments to maintain reserves...............           (49)           (184)            (16)           --
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................    15,479,132       2,835,479         318,834         121,290
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............    18,553,191       2,957,868         231,341         106,790
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     2,957,868            --           106,790            --
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $  21,511,059       2,957,868         338,131         106,790
                                                   ============    ============    ============    ============

                                                              NSATCAPAP                        NSATGVTBD
                                                     ---------------------------      ---------------------------
                                                        1998            1997             1998            1997
                                                    -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        121,205          28,299         530,836         137,812
  Mortality, expense and administration
    charges (note 2).............................       (194,651)        (36,484)       (129,786)        (29,398)
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................        (73,446)         (8,185)        401,050         108,414
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........      8,182,493       2,917,900      14,587,330       1,955,059
  Cost of mutual fund shares sold................     (7,321,337)     (2,600,662)    (14,190,888)     (1,883,110)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........        861,156         317,238         396,442          71,949
  Change in unrealized gain (loss) on investments      1,616,515         246,705        (294,787)        (11,975)
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............      2,477,671         563,943         101,655          59,974
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................        824,866          97,097          72,331            --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........      3,229,091         652,855         575,036         168,388
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     10,137,216       2,518,104       6,945,212       1,694,494
  Transfers between funds........................     12,658,826          57,514       4,673,391       1,216,393
  Redemptions....................................       (987,832)       (557,273)     (1,039,812)       (465,572)
  Annuity benefits ..............................   ------------    ------------    ------------    ------------
  Adjustments to maintain reserves...............           (148)             59              28               8
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................     21,808,062       2,018,404      10,578,819       2,445,323
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............     25,037,153       2,671,259      11,153,855       2,613,711
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......      4,591,009       1,919,750       3,920,140       1,306,429
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............     29,628,162       4,591,009      15,073,995       3,920,140
                                                    ============    ============    ============    ============

                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                             NSATMYMKT                      NSATSMCAPV
                                                    ---------------------------     ---------------------------
                                                       1998            1997            1998            1997
                                                   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $   2,938,981       1,083,859            --              --
  Mortality, expense and administration
    charges (note 2).............................      (833,529)       (307,636)         (3,866)           --
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................     2,105,452         776,223          (3,866)           --
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........   295,687,265      98,322,127       3,943,236            --
  Cost of mutual fund shares sold................  (295,687,265)    (98,322,127)     (3,883,376)           --
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........          --              --            59,860            --
  Change in unrealized gain (loss) on investments          --              --            16,870            --
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............          --              --            76,730            --
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................          --              --              --              --
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........     2,105,452         776,223          72,864            --
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................    82,240,994      57,123,968          38,202            --
  Transfers between funds........................   (44,327,285)    (33,482,476)        418,553            --
  Redemptions....................................   (17,913,246)     (4,787,228)        (33,044)           --
  Annuity benefits ..............................          --              --              --              --
  Adjustments to maintain reserves...............        (6,570)           (404)              3            --
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................    19,993,893      18,853,860         423,714            --
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............    22,099,345      19,630,083         496,578            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......    29,048,680       9,418,597            --              --
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $  51,148,025      29,048,680         496,578            --
                                                   ============    ============    ============    ============

                                                             NSATSMCO                       NSATTOTRE
                                                    ---------------------------    ---------------------------
                                                       1998            1997             1998            1997
                                                   -------------   -------------  -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         --              --           106,763          51,421
  Mortality, expense and administration
    charges (note 2).............................     (113,941)        (51,451)       (140,429)        (46,011)
                                                  ------------    ------------    ------------    ------------
    Net investment activity......................     (113,941)        (51,451)        (33,666)          5,410
                                                  ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........   12,581,286       2,809,142       3,147,742         639,641
  Cost of mutual fund shares sold................  (13,368,773)     (2,497,219)     (2,495,533)       (521,320)
                                                  ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........     (787,487)        311,923         652,209         118,321
  Change in unrealized gain (loss) on investments      965,697           5,784         250,851         329,844
                                                  ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............      178,210         317,707         903,060         448,165
                                                  ------------    ------------    ------------    ------------
  Reinvested capital gains.......................         --           163,972         507,144         180,642
                                                  ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........       64,269         430,228       1,376,538         634,217
                                                  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................    3,669,854       2,904,246       5,926,331       2,504,724
  Transfers between funds........................     (266,510)      1,438,504       1,236,248       1,827,273
  Redemptions....................................     (660,591)       (257,483)     (1,081,832)       (274,662)
  Annuity benefits ..............................         (369)           --              --              --
  Adjustments to maintain reserves...............         (484)            (39)             50              82
                                                  ------------    ------------    ------------    ------------
      Net equity transactions....................    2,741,900       4,085,228       6,080,797       4,057,417
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............    2,806,169       4,515,456       7,457,335       4,691,634
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......    5,965,693       1,450,237       5,737,078       1,045,444
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............    8,771,862       5,965,693      13,194,413       5,737,078
                                                  ============    ============    ============    ============

                                                                    (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                             NBAMTGRO                       NBAMTGUARD
                                                    ---------------------------     ---------------------------
                                                        1998            1997            1998            1997
                                                   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $        --              --              --              --
  Mortality, expense and administration
    charges (note 2).............................       (24,594)        (20,908)         (4,269)           --
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................       (24,594)        (20,908)         (4,269)           --
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........     2,684,965       6,321,736       1,888,089            --
  Cost of mutual fund shares sold................    (2,990,491)     (6,182,637)     (2,041,785)           --
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........      (305,526)        139,099        (153,696)           --
  Change in unrealized gain (loss) on investments       218,132         103,035          72,266            --
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............       (87,394)        242,134         (81,430)           --
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................       353,652          65,376            --              --
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........       241,664         286,602         (85,699)           --
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................       955,194         557,548         357,425            --
  Transfers between funds........................       862,118         130,489         438,620            --
  Redemptions....................................      (221,438)       (161,294)        (18,761)           --
  Annuity benefits ..............................          --              --              --              --
  Adjustments to maintain reserves...............            (1)             15              (6)           --
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................     1,595,873         526,758         777,278            --
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............     1,837,537         813,360         691,579            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     1,422,982         609,622            --              --
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $   3,260,519       1,422,982         691,579            --
                                                   ============    ============    ============    ============

                                                               NBAMTLMAT                        NBAMTPART
                                                      ---------------------------      ---------------------------
                                                          1998            1997             1998            1997
                                                     -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        383,662         258,163          51,137          20,903
  Mortality, expense and administration
    charges (note 2).............................       (100,735)        (71,942)       (292,955)       (164,270)
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................        282,927         186,221        (241,818)       (143,367)
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........      4,392,774       4,094,715      31,975,759      13,279,727
  Cost of mutual fund shares sold................     (4,372,745)     (4,068,427)    (33,531,240)    (11,966,396)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........         20,029          26,288      (1,555,481)      1,313,331
  Change in unrealized gain (loss) on investments       (115,698)         34,840         125,336       1,003,571
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............        (95,669)         61,128      (1,430,145)      2,316,902
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................           --              --         1,610,813         321,907
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........        187,258         247,349         (61,150)      2,495,442
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................      5,590,575       5,079,839       8,523,714       5,824,372
  Transfers between funds........................     (2,604,986)     (1,711,098)       (492,756)      5,978,753
  Redemptions....................................       (726,206)     (1,222,649)     (1,718,726)       (733,276)
  Annuity benefits ..............................           --              --              (369)           --
  Adjustments to maintain reserves...............             16               9          (2,241)              7
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................      2,259,399       2,146,101       6,309,622      11,069,856
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............      2,446,657       2,393,450       6,248,472      13,565,298
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......      6,461,890       4,068,440      18,361,316       4,796,018
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............      8,908,547       6,461,890      24,609,788      18,361,316
                                                    ============    ============    ============    ============

                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                             OPPBDFD                        OPPGLSEC
                                                    ---------------------------     ---------------------------
                                                      1998            1997            1998            1997
                                                   ------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $      95,707         197,133         117,153          22,759
  Mortality, expense and administration
    charges (note 2).............................      (113,685)        (44,787)       (101,065)        (43,231)
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................       (17,978)        152,346          16,088         (20,472)
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........     2,568,684       2,061,340       3,307,812         744,294
  Cost of mutual fund shares sold................    (2,486,541)     (2,018,985)     (2,953,078)       (568,436)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........        82,143          42,355         354,734         175,858
  Change in unrealized gain (loss) on investments       229,678          48,032         225,573         309,552
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............       311,821          90,387         580,307         485,410
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................        86,615           8,144         440,985            --
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........       380,458         250,877       1,037,380         464,938
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     4,816,861       1,887,783       4,409,750       2,335,737
  Transfers between funds........................     2,107,953         493,944         722,373         519,017
  Redemptions....................................      (836,169)       (511,176)       (597,013)       (236,334)
  Annuity benefits ..............................          --              --              (555)           --
  Adjustments to maintain reserves...............            22              (7)           (259)             39
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................     6,088,667       1,870,544       4,534,296       2,618,459
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............     6,469,125       2,121,421       5,571,676       3,083,397
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     4,255,487       2,134,066       4,374,815       1,291,418
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $  10,724,612       4,255,487       9,946,491       4,374,815
                                                   ============    ============    ============    ============

                                                              OPPGRO                           OPPMULT
                                                     ---------------------------      ---------------------------
                                                       1998            1997             1998            1997
                                                    -------------  -------------    -------------  -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          1,770            --            32,207          75,849
  Mortality, expense and administration
    charges (note 2).............................         (9,900)           (429)        (63,381)        (26,768)
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................         (8,130)           (429)        (31,174)         49,081
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........        327,310          84,498       1,047,503       1,002,267
  Cost of mutual fund shares sold................       (334,321)        (87,993)     (1,009,629)       (911,071)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........         (7,011)         (3,495)         37,874          91,196
  Change in unrealized gain (loss) on investments        172,182          (1,226)        (44,041)         70,280
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............        165,171          (4,721)         (6,167)        161,476
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................         21,359            --           186,801          26,880
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........        178,400          (5,150)        149,460         237,437
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................        677,648          83,147       1,721,887       2,187,072
  Transfers between funds........................        449,508          64,419         355,122         413,253
  Redemptions....................................        (41,990)            (37)       (500,624)        (60,166)
  Annuity benefits ..............................           --              --              --              --
  Adjustments to maintain reserves...............              2               7               5            (186)
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................      1,085,168         147,536       1,576,390       2,539,973
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............      1,263,568         142,386       1,725,850       2,777,410
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......        142,386            --         3,224,563         447,153
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............      1,405,954         142,386       4,950,413       3,224,563
                                                    ============    ============    ============    ============

                                                                   (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                              STOPP2                          STDISC2
                                                    ---------------------------     ---------------------------
                                                       1998            1997            1998            1997
                                                   -------------   -------------   -------------   -------------

INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $      22,334          33,272            --              --
  Mortality, expense and administration
    charges (note 2).............................      (131,492)       (130,868)        (17,066)        (19,756)
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................      (109,158)        (97,596)        (17,066)        (19,756)
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........    11,862,831      13,162,912       1,375,858       4,012,306
  Cost of mutual fund shares sold................   (10,831,437)    (12,494,689)     (1,352,631)     (3,727,265)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........     1,031,394         668,223          23,227         285,041
  Change in unrealized gain (loss) on investments      (689,209)        827,058          43,397         (56,510)
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............       342,185       1,495,281          66,624         228,531
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................     1,068,077         355,754          17,503            --
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........     1,301,104       1,753,439          67,061         208,775
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................     4,070,443       3,964,068         408,343         791,629
  Transfers between funds........................    (7,922,848)      1,274,003        (332,842)       (471,966)
  Redemptions....................................    (1,027,921)       (658,713)       (105,073)       (243,741)
  Annuity benefits ..............................  ------------    ------------    ------------    ------------
  Adjustments to maintain reserves...............            62            (124)           --                38
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................    (4,880,264)      4,579,234         (29,572)         75,960
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............    (3,579,160)      6,332,673          37,489         284,735
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......    13,294,201       6,961,528       1,101,162         816,427
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $   9,715,041      13,294,201       1,138,651       1,101,162
                                                   ============    ============    ============    ============

                                                              STINTSTK2                        VEWRLDBD
                                                     ---------------------------      ---------------------------
                                                        1998            1997             1998            1997
                                                    -------------   -------------   -------------    -------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         30,032          47,896          17,723          30,017
  Mortality, expense and administration
    charges (note 2).............................        (32,452)        (43,210)        (34,838)        (19,604)
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................         (2,420)          4,686         (17,115)         10,413
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........      3,587,363       1,174,862       3,158,808         475,287
  Cost of mutual fund shares sold................     (3,904,675)     (1,210,804)     (2,907,439)       (481,377)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........       (317,312)        (35,942)        251,369          (6,090)
  Change in unrealized gain (loss) on investments        414,317        (542,090)         32,925          27,767
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............         97,005        (578,032)        284,294          21,677
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................           --            69,509            --              --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........         94,585        (503,837)        267,179          32,090
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................        728,870       1,870,857         514,516       1,130,555
  Transfers between funds........................     (2,029,890)       (427,717)        (16,366)         48,037
  Redemptions....................................       (309,814)       (313,725)       (499,763)        (53,183)
  Annuity benefits ..............................   ------------    ------------    ------------    ------------
  Adjustments to maintain reserves...............             13          (1,009)             32              20
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................     (1,610,821)      1,128,406          (1,581)      1,125,429
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............     (1,516,236)        624,569         265,598       1,157,519
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......      2,891,518       2,266,949       1,931,919         774,400
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............      1,375,282       2,891,518       2,197,517       1,931,919
                                                    ============    ============    ============    ============

                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                            VEWRLDEMKT                       VEWRLDHAS
                                                    ---------------------------     ---------------------------
                                                       1998            1997            1998            1997
                                                   -------------   -------------   -------------   -------------

INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $      11,626           3,520          12,719          14,354
  Mortality, expense and administration
    charges (note 2).............................       (17,849)        (15,983)        (17,337)        (18,473)
                                                   ------------    ------------    ------------    ------------
    Net investment activity......................        (6,223)        (12,463)         (4,618)         (4,119)
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........     2,802,893       2,611,677       4,026,414       1,170,448
  Cost of mutual fund shares sold................    (3,745,736)     (2,534,542)     (4,792,158)     (1,170,355)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........      (942,843)         77,135        (765,744)             93
  Change in unrealized gain (loss) on investments       435,520        (387,463)         52,953         (94,132)
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............      (507,323)       (310,328)       (712,791)        (94,039)
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains.......................        10,334            --           312,331          19,447
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........      (503,212)       (322,791)       (405,078)        (78,711)
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................       424,278       1,226,712         107,275         751,547
  Transfers between funds........................      (249,999)        882,679        (196,342)        106,718
  Redemptions....................................      (143,026)       (251,274)        (71,688)        (49,249)
  Annuity benefits ..............................  ------------    ------------    ------------    ------------
  Adjustments to maintain reserves...............           209            --              (938)              2
                                                   ------------    ------------    ------------    ------------
      Net equity transactions....................        31,462       1,858,117        (161,693)        809,018
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............      (471,750)      1,535,326        (566,771)        730,307
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......     1,542,884           7,558       1,447,250         716,943
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $   1,071,134       1,542,884         880,479       1,447,250
                                                   ============    ============    ============    ============

                                                               MSRESEC                          WPINTEQ
                                                     ---------------------------      ---------------------------
                                                        1998            1997             1998           1997
                                                    -------------   -------------   -------------   -------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         12,621         189,133          36,266          58,498
  Mortality, expense and administration
    charges (note 2).............................       (107,856)        (62,959)       (109,346)        (93,063)
                                                    ------------    ------------    ------------    ------------
    Net investment activity......................        (95,235)        126,174         (73,080)        (34,565)
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold..........      4,004,520       1,455,763      19,997,179         998,275
  Cost of mutual fund shares sold................     (4,232,713)     (1,231,322)    (20,633,499)       (933,450)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..........       (228,193)        224,441        (636,320)         64,825
  Change in unrealized gain (loss) on investments       (858,233)        (95,680)      1,103,564        (915,087)
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments...............     (1,086,426)        128,761         467,244        (850,262)
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains.......................        124,195         629,933            --           404,844
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........     (1,057,466)        884,868         394,164        (479,983)
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................      2,531,387       4,083,002       1,577,242       3,807,280
  Transfers between funds........................     (1,647,687)        892,778      (2,035,796)        490,876
  Redemptions....................................       (700,428)       (186,537)       (634,936)       (600,892)
  Annuity benefits ..............................   ------------    ------------    ------------    ------------
  Adjustments to maintain reserves...............            (83)              1              60            (294)
                                                    ------------    ------------    ------------    ------------
      Net equity transactions....................        183,189       4,789,244      (1,093,430)      3,696,970
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............       (874,277)      5,674,112        (699,266)      3,216,987
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......      7,434,472       1,760,360       7,309,529       4,092,542
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............      6,560,195       7,434,472       6,610,263       7,309,529
                                                    ============    ============    ============    ============

                                                                    (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                            WPPVENCAP                       WPSMCOGR
                                                   ---------------------------     ---------------------------
                                                      1998            1997            1998            1997
                                                  -------------   -------------   -------------   -------------

INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $        --               74           --             --
  Mortality, expense and administration
    charges (note 2).............................       (10,924)        (4,887)      (136,302)       (95,779)
                                                   ------------   ------------   ------------   ------------
    Net investment activity......................       (10,924)        (4,813)      (136,302)       (95,779)
                                                   ------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold..........     2,171,632      2,232,029      4,207,436      5,589,618
  Cost of mutual fund shares sold................    (2,299,785)    (2,262,483)    (3,696,720)    (5,275,571)
                                                   ------------   ------------   ------------   ------------
    Realized gain (loss) on investments..........      (128,153)       (30,454)       510,716        314,047
  Change in unrealized gain (loss) on investments        98,230         (5,984)      (683,979)       797,552
                                                   ------------   ------------   ------------   ------------
    Net gain (loss) on investments...............       (29,923)       (36,438)      (173,263)     1,111,599
                                                   ------------   ------------   ------------   ------------
  Reinvested capital gains.......................          --             --             --             --
                                                   ------------   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........       (40,847)       (41,251)      (309,565)     1,015,820
                                                   ------------   ------------   ------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................       201,805        380,854      2,381,399      3,502,163
  Transfers between funds........................       275,542        181,949      1,015,890        (15,708)
  Redemptions....................................       (64,812)       (13,836)      (800,217)      (521,885)
  Annuity benefits ..............................          --             --             --             --
  Adjustments to maintain reserves...............             6             23            (45)          (661)
                                                   ------------   ------------   ------------   ------------
      Net equity transactions....................       412,541        548,990      2,597,027      2,963,909
                                                   ------------   ------------   ------------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............       371,694        507,739      2,287,462      3,979,729
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD......       515,118          7,379      8,686,435      4,706,706
                                                   ------------   ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $     886,812        515,118     10,973,897      8,686,435
                                                   ============   ============   ============   ============






See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997




(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP)
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan
                Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998.

                                                                                                    ANNUAL
Contract owners' equity represented by:            UNITS       UNIT VALUE                          RETURN(b)
                                                 --------      ----------                          ---------
American Century VP -
American Century VP Balanced:
   Tax qualified ............................         88,999   $  14.156329   $  1,259,899             14%
   Non-tax qualified ........................        192,338      14.156329      2,722,800             14%

American Century VP -
American Century VP Capital Appreciation:
   Tax qualified ............................         53,093       8.614847        457,388             (4)%
   Non-tax qualified ........................        126,997       8.614847      1,094,060             (4)%

American Century VP -
American Century VP Income & Growth:
   Tax qualified ............................         48,895      10.814821        528,791              8%(a)
   Non-tax qualified ........................        180,254      10.814821      1,949,415              8%(a)

American Century VP -
American Century VP International:
   Tax qualified ............................        263,771      15.247438      4,021,832             17%
   Non-tax qualified ........................        631,540      15.247438      9,629,367             17%

American Century VP -
American Century VP Value:
   Tax qualified ............................         62,022      13.017145        807,349              3%
   Non-tax qualified ........................        189,388      13.017145      2,465,291              3%

The Dreyfus Socially Responsible
Growth Fund, Inc.:
   Tax qualified ............................        131,385      18.402864      2,417,860             28%
   Non-tax qualified ........................        164,801      18.402864      3,032,810             28%

Dreyfus Stock Index Fund:
   Tax qualified ............................      1,097,971      19.279341     21,168,157             26%
   Non-tax qualified ........................      1,707,874      19.279341     32,926,685             26%

Dreyfus VIF - Capital Appreciation Portfolio:
   Tax qualified ............................        129,414      13.070279      1,691,477             28%
   Non-tax qualified ........................        243,945      13.070279      3,188,429             28%

Dreyfus VIF - Growth and Income Portfolio:
   Tax qualified ............................        122,527      12.603139      1,544,225             10%
   Non-tax qualified ........................        151,537      12.603139      1,909,842             10%

Fidelity VIP - Equity-Income Portfolio:
   Tax qualified ............................      1,277,079      15.220240     19,437,449             10%
   Non-tax qualified ........................      1,944,054      15.220240     29,588,968             10%

Fidelity VIP - Growth Portfolio:
   Tax qualified ............................        670,173      18.497774     12,396,709             37%
   Non-tax qualified ........................      1,007,812      18.497774     18,642,279             37%

Fidelity VIP - High Income Portfolio:
   Tax qualified ............................        946,162      11.993921     11,348,192             (6)%
   Non-tax qualified ........................      1,718,358      11.993921     20,609,850             (6)%

Fidelity VIP - Overseas Portfolio:
   Tax qualified ............................        148,300      13.334585      1,977,519             11%
   Non-tax qualified ........................        278,110      13.334585      3,708,481             11%

Fidelity VIP-II - Asset Manager Portfolio:
   Tax qualified ............................        192,670      14.869310      2,864,870             13%
   Non-tax qualified ........................        454,481      14.869310      6,757,819             13%

Fidelity VIP-II - Contrafund Portfolio:
   Tax qualified ..........................        770,623      18.517428     14,269,956             28%
   Non-tax qualified ......................      1,288,311      18.517428     23,856,206             28%

Fidelity VIP-III -
Growth Opportunities Portfolio:
   Tax qualified ..........................        292,587      13.416112      3,925,380             23%
   Non-tax qualified ......................      1,310,788      13.416112     17,585,679             23%

Morgan Stanley -
Emerging Markets Debt Portfolio:
   Tax qualified ..........................         30,554       6.919419        211,416            (29)%
   Non-tax qualified ......................         18,313       6.919419        126,715            (29)%

Nationwide SAT - Capital Appreciation Fund:
   Tax qualified ..........................        622,770      20.201552     12,580,921             28%
   Non-tax qualified ......................        843,858      20.201552     17,047,241             28%

Nationwide SAT - Government Bond Fund:
   Tax qualified ..........................        463,915      11.772852      5,461,603              7%
   Non-tax qualified ......................        816,488      11.772852      9,612,392              7%

Nationwide SAT - Money Market Fund:
   Tax qualified ..........................      1,007,530      11.112968     11,196,649              4%
   Non-tax qualified ......................      3,595,023      11.112968     39,951,376              4%

Nationwide SAT - Small Cap Value Fund:
   Tax qualified ..........................         17,530       8.520115        149,358             (15)%(a)
   Non-tax qualified ......................         40,753       8.520115        347,220             (15)%(a)

Nationwide SAT - Small Company Fund:
   Tax qualified ..........................        207,507      13.989917      2,903,006              0%
   Non-tax qualified ......................        419,008      13.989917      5,861,887              0%

Nationwide SAT - Total Return Fund:
   Tax qualified ..........................        285,960      17.276235      4,940,312             16%
   Non-tax qualified ......................        477,772      17.276235      8,254,101             16%

Neuberger &Berman AMT - Growth Portfolio:
   Tax qualified ..........................         54,978      15.154915        833,187             14%
   Non-tax qualified ......................        160,168      15.154915      2,427,332             14%

Neuberger & Berman AMT -
Guardian Portfolio:
   Tax qualified ..........................         20,062       9.272982        186,035              (7)%(a)
   Non-tax qualified ......................         54,518       9.272982        505,544              (7)%(a)

Neuberger &Berman AMT -
Limited Maturity Bond Portfolio:
   Tax qualified ..........................        250,457      11.048525      2,767,180              3%
   Non-tax qualified ......................        555,854      11.048525      6,141,367              3%

Neuberger &Berman AMT Partners Portfolio:
   Tax qualified ..........................        613,192      16.270918      9,977,197              3%
   Non-tax qualified ......................        898,907      16.270918     14,626,042              3%

Oppenheimer VAF - Bond Fund:
   Tax qualified ..........................        212,964      11.659886      2,483,136              5%
   Non-tax qualified ......................        706,823      11.659886      8,241,476              5%

Oppenheimer VAF - Global Securities Fund:
   Tax qualified ..........................        273,864      15.232440      4,171,617             12%
   Non-tax qualified ......................        378,435      15.232440      5,764,488             12%

                                                                   (Continued)

Oppenheimer VAF - Growth Fund:
   Tax qualified ...............................             42,851          12.734164            545,672                 22%
   Non-tax qualified ...........................             67,557          12.734164            860,282                 22%

Oppenheimer VAF - Multiple Strategies Fund:
   Tax qualified ...............................             92,773          13.513276          1,253,667                  5%
   Non-tax qualified ...........................            273,564          13.513276          3,696,746                  5%

Strong Opportunity Fund II, Inc.:
   Tax qualified ...............................            160,731          15.660253          2,517,088                 12%
   Non-tax qualified ...........................            459,632          15.660253          7,197,953                 12%

Strong VIF - Strong Discovery Fund II:
   Tax qualified ...............................             26,911          11.491081            309,236                  6%
   Non-tax qualified ...........................             72,179          11.491081            829,415                  6%

Strong VIF -
Strong International Stock Fund II:
   Tax qualified ...............................             45,767           8.367348            382,948                 (6)%
   Non-tax qualified ...........................            118,596           8.367348            992,334                 (6)%

Van Eck WIT - Worldwide Bond Fund:
   Tax qualified ...............................             54,874          11.425229            626,948                 11%
   Non-tax qualified ...........................            137,465          11.425229          1,570,569                 11%

Van Eck WIT -
Worldwide Emerging Markets Fund:
   Tax qualified ...............................             37,152           5.698612            211,715                (35)%
   Non-tax qualified ...........................            150,812           5.698612            859,419                (35)%

Van Eck WIT - Worldwide Hard Assets Fund:
   Tax qualified ...............................             27,382           6.678951            182,883                (32)%
   Non-tax qualified ...........................            104,447           6.678951            697,596                (32)%

Van Kampen American Capital LIT-
Morgan Stanley Real Estate Securities Portfolio:
   Tax qualified ...............................            126,607          14.207613          1,798,783                (13)%
   Non-tax qualified ...........................            335,131          14.207613          4,761,412                (13)%

Warburg Pincus Trust -
International Equity Portfolio:
   Tax qualified ...............................            190,052          10.451107          1,986,254                  4%
   Non-tax qualified ...........................            442,442          10.451107          4,624,009                  4%

Warburg Pincus Trust -
Post Venture Capital Portfolio:
   Tax qualified ...............................             20,180          11.915674            240,458                  5%
   Non-tax qualified ...........................             54,244          11.915674            646,354                  5%

Warburg Pincus Trust -
Small Company Growth Portfolio:
   Tax qualified ...............................            187,796          12.254943          2,301,429                 (4)%
   Non-tax qualified ...........................            707,671          12.254943          8,672,468                 (4)%
                                                   ================   ================

Reserve for annuity contracts in payout phase:
   Tax qualified ...............................                                                   67,617
                                                                                         ----------------

                                                                                         $    504,387,087
                                                                                         ================

(a) This investment option was not being utilized for the entire period. Accordingly, the annual return was computed for such period as the investment option was utilized.

(b) The annual return does not include contract charges satisfied by surrendering units.

================================================================================

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 1998 and 1997, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
January 29, 1999

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)


                                                                                             December 31,
                                         Assets                                          1998            1997
                                                                                         ----            ----
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                         $  904,946      $  796,919
    Equity securities                                                                     20,853          14,767
  Mortgage loans on real estate, net                                                     268,894         218,852
  Real estate, net                                                                         2,250           2,824
  Policy loans                                                                               332             215
  Short-term investments                                                                   2,277          18,968
                                                                                      ----------      ----------
                                                                                       1,199,552       1,052,545
                                                                                      ----------      ----------

Cash                                                                                           2           5,163
Accrued investment income                                                                 11,645          10,778
Deferred policy acquisition costs                                                         53,007          30,087
Other assets                                                                              41,542          15,624
Assets held in separate accounts                                                       1,533,690         891,101
                                                                                      ----------      ----------
                                                                                      $2,839,438      $2,005,298
                                                                                      ==========      ==========

                          Liabilities and Shareholder's Equity
Future policy benefits and claims                                                     $1,163,829      $  986,191
Other liabilities                                                                         25,933          29,426
Liabilities related to separate accounts                                               1,533,690         891,101
                                                                                      ----------      ----------
                                                                                       2,723,452       1,906,718
                                                                                      ----------      ----------

Commitments and contingencies (note 7 and 11)

Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares           2,640           2,640
  Additional paid-in capital                                                              52,960          52,960
  Retained earnings                                                                       50,331          35,812
  Accumulated other comprehensive income                                                  10,055           7,168
                                                                                      ----------      ----------
                                                                                         115,986          98,580
                                                                                      ----------      ----------
                                                                                      $2,839,438      $2,005,298
                                                                                      ==========      ==========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)


                                                                 Years ended December 31,
                                                            1998           1997          1996
                                                            ----           ----          ----
Revenues:
  Policy charges                                          $ 28,549      $ 11,244       $  6,656
  Life insurance premiums                                       63           363            246
  Net investment income                                     11,314        11,577         51,045
  Realized gains (losses) on investments                       696          (246)            (3)
  Other income                                               1,165         1,057             --
                                                          --------      --------       --------
                                                            41,787        23,995         57,944
                                                          --------      --------       --------
Benefits and expenses:
  Interest credited to policyholder account balances         4,881         3,948         34,711
  Other benefits and claims                                  1,586           433            813
  Amortization of deferred policy acquisition costs          4,348         1,402          7,380
  Other operating expenses                                   8,952         1,860          7,247
                                                          --------      --------       --------
                                                            19,767         7,643         50,151
                                                          --------      --------       --------

    Income before federal income tax expense                22,020        16,352          7,793

Federal income tax expense                                   7,501         5,749          2,707
                                                          --------      --------       --------

    Net income                                            $ 14,519      $ 10,603       $  5,086
                                                          ========      ========       ========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1998, 1997 and 1996
                                ($000's omitted)



                                                                                          Accumulated
                                                              Additional                      other           Total
                                                Common         paid-in        Retained    comprehensive    shareholder's
                                                 stock         capital        earnings       income           equity
                                                 -----         -------        --------       ------           ------
December 31, 1995                              $   2,640      $  52,960      $  20,123      $   4,454       $  80,177

Comprehensive income:
  Net income                                          --             --          5,086             --           5,086
  Net unrealized losses on securities
    available-for-sale arising during the             --             --             --         (1,226)         (1,226)
year
                                                                                                            ---------
  Total comprehensive income                                                                                    3,860
                                               ---------      ---------      ---------      ---------       ---------
December 31, 1996                                  2,640         52,960         25,209          3,228          84,037

Comprehensive income:
  Net income                                          --             --         10,603             --          10,603
  Net unrealized gains on securities
    available-for-sale arising during the             --             --             --          3,940           3,940
year
                                                                                                            ---------
  Total comprehensive income                                                                                   14,543
                                               ---------      ---------      ---------      ---------       ---------
December 31, 1997                                  2,640         52,960         35,812          7,168          98,580

Comprehensive income:
  Net income                                          --             --         14,519             --          14,519
  Net unrealized gains on securities
    available-for-sale arising during the             --             --             --          2,887           2,887
year
                                                                                                            ---------
  Total comprehensive income                                                                                   17,406
                                               ---------      ---------      ---------      ---------       ---------
December 31, 1998                              $   2,640      $  52,960      $  50,331      $  10,055       $ 115,986
                                               =========      =========      =========      =========       =========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)

                                                                                    Years ended December 31,
                                                                              1998            1997            1996
                                                                              ----            ----            ----
Cash flows from operating activities:
  Net income                                                               $  14,519       $  10,603       $   5,086
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                       4,881           3,948          34,711
      Capitalization of deferred policy acquisition costs                    (29,216)        (20,099)        (19,987)
      Amortization of deferred policy acquisition costs                        4,348           1,402           7,380
      Commission and expense allowances under coinsurance
        agreement with affiliate                                                  --              --          26,473
      Amortization and depreciation                                             (479)            250           1,721
      Realized (gains) losses on invested assets, net                           (696)            246               3
      Increase in accrued investment income                                     (867)         (1,589)           (725)
      (Increase) decrease in other assets                                    (25,919)         21,858         (32,539)
      Increase (decrease) in policy liabilities and funds withheld
        on coinsurance agreement with affiliate                              139,991         228,898          (7,101)
      (Decrease) increase in other liabilities                                (3,883)         (7,488)         23,198
                                                                           ---------       ---------       ---------
          Net cash provided by operating activities                          102,679         238,029          38,220
                                                                           ---------       ---------       ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                    117,228          95,366          73,966
  Proceeds from sale of securities available-for-sale                         17,403          30,431           2,480
  Proceeds from repayments of mortgage loans on real estate                   28,180          15,199          10,975
  Proceeds from sale of real estate                                              707              --              --
  Proceeds from repayments of policy loans                                        99              67              23
  Cost of securities available-for-sale acquired                            (242,516)       (267,899)       (179,671)
  Cost of mortgage loans on real estate acquired                             (78,180)        (84,736)        (57,395)
  Cost of real estate acquired                                                    (3)            (13)             --
  Policy loans issued                                                           (216)           (155)            (55)
  Short-term investments, net                                                 16,691         (18,476)          4,352
                                                                           ---------       ---------       ---------
          Net cash used in investing activities                             (140,607)       (230,216)       (145,325)
                                                                           ---------       ---------       ---------

Cash flows from financing activities:
  Increase in investment product and universal life insurance
    product account balances                                                  74,828           6,952         200,575
  Decrease in investment product and universal life insurance
    product account balances                                                 (42,061)        (13,898)        (89,174)
                                                                           ---------       ---------       ---------
          Net cash provided by (used in) financing activities                 32,767          (6,946)        111,401
                                                                           ---------       ---------       ---------

Net (decrease) increase in cash                                               (5,161)            867           4,296

Cash, beginning of year                                                        5,163           4,296              --
                                                                           ---------       ---------       ---------
Cash, end of year                                                          $       2       $   5,163       $   4,296
                                                                           =========       =========       =========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 1998, 1997 and 1996
                                ($000's omitted)

(1)      Organization and Description of Business

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (b)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (c)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (d)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         (e)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.1%, 5.1% and 5.6% for the years ended December 31, 1998, 1997 and 1996, respectively.


         (f)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (g)  Reinsurance Ceded

              Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)  Statements of Cash Flows

              The Company routinely invests its available cash balances in highly liquid, short-term investments with affiliated companies. See note 10. As such, the Company had no cash balance as of December 31, 1995.

         (i)  Recently Issued Accounting Pronouncements

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 12.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits. SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.

         (j)  Reclassification

         Certain items in the 1997 and 1996 financial statements have been reclassified to conform to the 1998 presentation.

(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                         Gross           Gross
                                                                        Amortized     unrealized       unrealized      Estimated
                                                                           cost          gains           losses        fair value
                                                                           ----          -----           ------        ----------
              December 31, 1998:
                Fixed maturity securities:
                  U.S. Treasury securities and obligations of U.S.
                    government corporations and agencies                $  15,577      $     232       $     (11)      $  15,798
                  Obligations of states and political subdivisions            332              1              --             333
                  Debt securities issued by foreign governments             4,015             23              --           4,038
                  Corporate securities                                    602,925         15,446            (358)        618,013
                  Mortgage-backed securities                              261,225          5,605             (66)        266,764
                                                                        ---------      ---------       ---------       ---------
                      Total fixed maturity securities                     884,074         21,307            (435)        904,946
                Equity securities                                          15,323          5,530              --          20,853
                                                                        ---------      ---------       ---------       ---------
                                                                        $ 899,397      $  26,837       $    (435)      $ 925,799
                                                                        =========      =========       =========       =========

              December 31, 1997:
                Fixed maturity securities:
                  U.S. Treasury securities and obligations of U.S.
                    government corporations and agencies                $   5,923      $     109       $     (27)      $   6,005
                  Obligations of states and political subdivisions            267              5              --             272
                  Debt securities issued by foreign governments             6,077             57              (1)          6,133
                  Corporate securities                                    482,478         10,964            (509)        492,933
                  Mortgage-backed securities                              285,224          6,458            (106)        291,576
                                                                        ---------      ---------       ---------       ---------
                      Total fixed maturity securities                     779,969         17,593            (643)        796,919
                Equity securities                                          11,704          3,063              --          14,767
                                                                        ---------      ---------       ---------       ---------
                                                                        $ 791,673      $  20,656       $    (643)      $ 811,686
                                                                        =========      =========       =========       =========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                 Amortized     Estimated
                                                                   cost       fair value
                                                                   ----       ----------
              Fixed maturity securities available-for-sale:
                Due in one year or less                          $121,769      $122,931
                Due after one year through five years             606,626       621,349
                Due after five years through ten years            126,215       130,402
                Due after ten years                                29,464        30,264
                                                                 --------      --------
                                                                 $884,074      $904,946
                                                                 ========      ========


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                     1998          1997
                                                                     ----          ----
              Gross unrealized gains                               $ 26,402       $ 20,013
              Adjustment to deferred policy acquisition costs       (10,933)        (8,985)
              Deferred federal income tax                            (5,414)        (3,860)
                                                                   --------       --------
                                                                   $ 10,055       $  7,168
                                                                   ========       ========

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:

                                                    1998           1997          1996
                                                    ----           ----          ----
              Securities available-for-sale:
                Fixed maturity securities         $  3,922      $  9,177       $ (8,764)
                Equity securities                    2,467         1,663            249
                                                  --------      --------       --------
                                                  $  6,389      $ 10,840       $ (8,515)
                                                  ========      ========       ========

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $17,403, $30,431 and $2,480, respectively. During
         1998, gross gains of $509 ($825 and $181 in 1997 and 1996, respectively) and gross losses of $0 ($1,124 and none in 1997 and 1996, respectively) were realized on those sales. See note 10.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $890 (none as of December 31, 1997). No valuation allowance has been recorded for these loans as of December 31, 1998. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $178 ($386 in 1997) and interest income recognized on those loans was $15 (none in
         1997), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                                       1998       1997
                                                                       ----       ----
              Allowance, beginning of year                            $ 750      $ 934
                Reductions credited to operations                        --        (53)
                Direct write-downs charged against the allowance         --       (131)
                                                                      -----      -----
              Allowance, end of year                                  $ 750      $ 750
                                                                      =====      =====

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Real estate is presented at cost less accumulated depreciation of $105 as of December 31, 1998 ($153 as of December 31, 1997). There was a valuation allowance of $229 as of December 31, 1997.

         The Company has no investments which were non-income producing for the twelve month periods preceding December 31, 1998 and 1997.

         An analysis of investment income by investment type follows for the years ended December 31:

                                                           1998          1997        1996
                                                           ----          ----        ----
              Gross investment income:
                Securities available-for-sale:
                  Fixed maturity securities               $56,398      $53,491      $40,552
                  Equity securities                            --          375          598
                Mortgage loans on real estate              21,124       14,862        9,991
                Real estate                                   379          318          214
                Short-term investments                      1,361          899          507
                Other                                         178           90           57
                                                          -------      -------      -------
                    Total investment income                79,440       70,035       51,919
              Less:
                Investment expenses                         1,773        1,386          874
                Net investment income ceded (note 9)       66,353       57,072           --
                                                          -------      -------      -------
                    Net investment income                 $11,314      $11,577      $51,045
                                                          =======      =======      =======

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                1998         1997        1996
                                                                ----         ----        ----
              Fixed maturity securities available-for-sale      $ 509       $(299)      $ 181
              Mortgage loans on real estate                        --          53        (184)
              Real estate and other                               187          --          --
                                                                -----       -----       -----
                                                                $ 696       $(246)      $  (3)
                                                                =====       =====       =====

         Fixed maturity securities with an amortized cost of $3,562 and $3,383 as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(4)      Federal Income Tax

         The Company's current federal income tax liability was $1,522 and $806 as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1998 and 1997 are as follows:

                                                                    1998            1997
                                                                    ----            ----
              Deferred tax assets:
                Future policy benefits                             $ 16,670       $ 13,168
                Liabilities in Separate Accounts                     12,477          8,080
                Mortgage loans on real estate and real estate           263            336
                Other assets and other liabilities                       --             48
                                                                   --------       --------
                  Total gross deferred tax assets                    29,410         21,632
                                                                   --------       --------

              Deferred tax liabilities:
                Fixed maturity securities                             8,669          7,186
                Deferred policy acquisition costs                     8,103          6,159
                Equity securities                                     1,935          1,072
                Other                                                10,422          7,892
                                                                   --------       --------
                  Total gross deferred tax liabilities               29,129         22,309
                                                                   --------       --------
                                                                   $    281       $   (677)
                                                                   ========       ========

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. The Company has determined that valuation allowances are not necessary as of December 31, 1998, 1997 and 1996 based on its analysis of future deductible amounts.

         Federal income tax expense for the years ended December 31 was as follows:

                                                    1998           1997          1996
                                                    ----           ----          ----
              Currently payable                   $ 10,014       $  2,458      $  9,612
              Deferred tax (benefit) expense        (2,513)         3,291        (6,905)
                                                  --------       --------      --------
                                                  $  7,501       $  5,749      $  2,707
                                                  ========       ========      ========

         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                                        1998                   1997                     1996
                                                              Amount           %      Amount           %       Amount           %
                                                              ------           -      ------           -       ------           -
              Computed (expected) tax expense                $ 7,707         35.0     $ 5,723        35.0     $ 2,728         35.0
              Tax exempt interest and dividends
                 received deduction                             (223)        (1.0)         --        (0.0)       (175)        (2.3)
              Other, net                                          17          0.1          26        (0.2)        154          2.0
                                                             -------       ------     -------      ------     -------       ------
                    Total (effective rate of each year)      $ 7,501         34.1     $ 5,749        35.2     $ 2,707         34.7
                                                             =======       ======     =======      ======     =======       ======


         Total federal income tax paid was $9,298, $9,566 and $2,335 during the years ended December 31, 1998, 1997 and 1996, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(5)      Comprehensive Income

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

                                                                            1998          1997           1996
                                                                            ----          ----           ----
              Unrealized gains (losses) on securities available-
                 for-sale arising during the period:
                 Gross                                                   $  6,898       $ 10,541       $ (8,334)
                 Adjustment to deferred policy acquisition costs           (1,947)        (4,778)         6,628
                 Related federal income tax (expense) benefit              (1,733)        (2,017)           362
                                                                         --------       --------       --------
                    Net                                                     3,218          3,746         (1,344)
                                                                         --------       --------       --------

              Reclassification adjustment for net (gains) losses on
                 securities available-for-sale realized during the
              period:
                 Gross                                                       (509)           299           (181)
                 Related federal income tax expense (benefit)                 178           (105)            63
                                                                         --------       --------       --------
                    Net                                                      (331)           194            118
                                                                         --------       --------       --------
              Total Other Comprehensive Income                           $  2,887       $  3,940       $ (1,226)
                                                                         ========       ========       ========

(6)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              Mortgage loans on real estate: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              Policy reserves on life insurance contracts: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal value because of the short-term nature of such commitments. See note 7.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                            1998                            1997
                                                                  -------------------------      --------------------------
                                                                  Carrying       Estimated        Carrying       Estimated
                                                                   amount        fair value        amount        fair value
                                                                   ------        ----------        ------        ----------
              Assets:
                Investments:
                  Securities available-for-sale:
                    Fixed maturity securities                    $  904,946      $  904,946      $  796,919      $  796,919
                    Equity securities                                20,853          20,853          14,767          14,767
                  Mortgage loans on real estate, net                268,894         276,387         218,852         229,881
                  Policy loans                                          332             332             215             215
                  Short-term investments                              2,277           2,277          18,968          18,968
                Cash                                                      2               2           5,163           5,163
                Assets held in separate accounts                  1,533,690       1,533,690         891,101         891,101

              Liabilities:
                Investment contracts                              1,153,930       1,113,584         980,263         950,105
                Policy reserves on life insurance contracts           9,899          10,517           5,928           6,076
                Liabilities related to separate accounts          1,533,690       1,501,255         891,101         868,056

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(7)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $9,500 extending into 1999 were outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 33% (29% in 1997) in any geographic area and no more than 6% (3% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998 36% (37% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed apartment building properties.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(8)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $235, $257 and $189, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $1,008 and $891, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $130, $94 and $78, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                           Pension Benefits           Postretirement Benefits
                                                                         1998            1997           1998             1997
                                                                         ----            ----           ----             ----
              Change in benefit obligation:
              Benefit obligation at beginning of year                $ 2,033,800     $ 1,847,800     $   237,900     $   200,700
              Service cost                                                87,600          77,300           9,800           7,000
              Interest cost                                              123,400         118,600          15,400          14,000
              Actuarial loss                                             123,200          60,000          15,600          24,400
              Plan curtailment in 1998/merger in 1997                   (107,200)          1,500              --              --
              Benefits paid                                              (75,800)        (71,400)         (8,600)         (8,200)
                                                                     -----------     -----------     -----------     -----------
              Benefit obligation at end of year                        2,185,000       2,033,800         270,100         237,900
                                                                     -----------     -----------     -----------     -----------

              Change in plan assets:
              Fair value of plan assets at beginning of year           2,212,900       1,947,900          69,200          63,000
              Actual return on plan assets                               300,700         328,100           5,000           3,600
              Employer contribution                                      104,100           7,200          12,100          10,600
              Plan merger                                                     --           1,100              --              --
              Benefits paid                                              (75,800)        (71,400)         (8,400)         (8,000)
                                                                     -----------     -----------     -----------     -----------
              Fair value of plan assets at end of year                 2,541,900       2,212,900          77,900          69,200
                                                                     -----------     -----------     -----------     -----------

              Funded status                                              356,900         179,100        (192,200)       (168,700)
              Unrecognized prior service cost                             31,500          34,700              --              --
              Unrecognized net (gains) losses                           (345,700)       (330,700)         16,000           1,600
              Unrecognized net (asset) obligation at transition          (11,000)         33,300           1,300           1,500
                                                                     -----------     -----------     -----------     -----------
              Prepaid (accrued) benefit cost                         $    31,700     $   (83,600)    $  (174,900)    $  (165,600)
                                                                     ===========     ===========     ===========     ===========

         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                  Pension Benefits    Postretirement Benefits
                                                                   1998       1997       1998        1997
                                                                   ----       ----       ----        ----
              Weighted average discount rate                       5.50%      6.00%      6.65%       6.70%
              Rate of increase in future compensation levels       3.75%      4.25%        --          --
              Assumed health care cost trend rate:
                    Initial rate                                     --         --      15.00%      12.13%
                    Ultimate rate                                    --         --       8.00%       6.12%
                    Uniform declining period                         --         --      15 Years    12 Years


         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

                                                                        1998             1997            1996
                                                                        ----             ----            ----
              Service cost (benefits earned during the period)        $  87,600       $  77,300       $  75,500
              Interest cost on projected benefit obligation             123,400         118,600         105,500
              Expected return on plan assets                           (159,000)       (139,000)       (116,100)
              Recognized gains                                           (3,800)             --              --
              Amortization of prior service cost                          3,200           3,200           3,200
              Amortization of unrecognized transition obligation          4,200           4,200           4,100
                                                                      ---------       ---------       ---------
                                                                      $  55,600       $  64,300       $  72,200
                                                                      =========       =========       =========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67,100 resulted (consisting of a $107,200 reduction in the projected benefit obligation, net of the write-off of the $40,100 remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

                  Basis for measurements, net periodic pension cost for the pension plan:

                                                                                        1998          1997          1996
                                                                                        ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:


                                                                                    1998           1997            1996
                                                                                    ----           ----            ----
             Service cost (benefits attributed to employee service
                during the year)                                                   $  9,800       $  7,000        $  6,500
             Interest cost on accumulated postretirement benefit obligation          15,400         14,000          13,700
             Actual return on plan assets                                            (5,000)        (3,600)         (4,300)
             Amortization of unrecognized transition obligation of affiliates           200            200             200
             Net amortization and deferral                                            1,200           (500)          1,800
                                                                                   --------       --------        --------
                                                                                    $21,600       $ 17,100        $ 17,900
                                                                                   ========       ========        ========

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:


                                                                                     1998          1997          1996
                                                                                     ----          ----          ----
             NPPBC:
               Discount rate                                                         6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                     6.00%         6.00%         6.00%
                   Uniform declining period                                          12 Years      12 Years      12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.


(9) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 1998, 1997 and 1996 was $70,135, $74,820 and $71,390, respectively. The statutory net (loss) income of the Company as reported to regulatory authorities for the years ended December 31, 1998, 1997 and 1996 was $(3,371), $7,446 and
         $670, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $7,013.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(10)     Transactions With Affiliates

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $430, $703 and $410, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $2,933, $2,564 and $2,682 in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $2,750 and $4,981 as of December 31, 1998 and 1997, respectively.

         Effective December 31, 1996, the Company entered into an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a 100% coinsurance with funds withheld basis. On December 31, 1997, the agreement was amended to a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the modified coinsurance agreement are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NLIC in 1998 are included in NLIC's results of operations for 1998 and include premiums of $241,503, net investment income of $66,353 and benefits, claims and other expenses of $296,659. In consideration for the initial inforce business reinsured, NLIC paid the Company $26,473 in commission and expense allowances which were applied to the Company's deferred policy acquisition costs as of December 31, 1996. No significant gain or loss was recognized as a result of the agreement.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         During 1997, the Company sold fixed maturity securities available-for-sale at fair value of $27,253 to NLIC. The Company recognized a $693 gain on the transactions.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $2,277 and $18,968 as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying balance sheets.

(11)     Contingencies

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(12)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, and all realized gains and losses on investments in a Corporate and Other segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.


                                                 Variable            Fixed            Life            Corporate
                                                 Annuities         Annuities        Insurance         and Other           Total
                                                 ---------         ---------        ---------         ---------           -----
         1998:
         Net investment income (1)              $    (1,417)      $     6,792      $      4098       $     5,531       $    11,314
         Other operating revenue                     18,209             3,182            8,386                --            29,777

                                                -----------       -----------      -----------       -----------       -----------
            Total operating revenue (2)              16,792             9,974            8,794             5,531            41,091
                                                -----------       -----------      -----------       -----------       -----------
         Interest credited to policyholder
            account balances                             --             4,660              221                --             4,881
         Amortization of deferred policy
            acquisition costs                         3,466               508              374                --             4,348
         Other benefits and expenses                  4,442             2,087            4,009                --            10,538
                                                -----------       -----------      -----------       -----------       -----------
            Total expenses                            7,908             7,255            4,604                --            19,767
                                                -----------       -----------      -----------       -----------       -----------
         Operating income (loss) before
            federal income tax                        8,884             2,719            4,190             5,531            21,324

         Realized gains on investments                   --                --               --               696               696
                                                -----------       -----------      -----------       -----------       -----------
         Consolidated income before
            federal tax expense                 $     8,884       $     2,719      $     4,190       $     6,227       $    22,020
                                                ===========       ===========      ===========       ===========       ===========

         Assets as of year end                  $ 1,502,829       $ 1,162,040      $    92,482       $    82,087       $ 2,839,438
                                                ===========       ===========      ===========       ===========       ===========

         1997:
         Net investment income (1)              $      (873)      $     5,927      $       166       $     6,357       $    11,577
         Other operating revenue                     10,823             1,825               16                --            12,664
                                                -----------       -----------      -----------       -----------       -----------
            Total operating revenue (2)               9,950             7,752              182             6,357            24,241
                                                -----------       -----------      -----------       -----------       -----------
         Interest credited to policyholder
            account balances                             --             3,856               92                --             3,948
         Amortization of deferred policy
            acquisition costs                         1,035               347               20                --             1,402
         Other benefits and expenses                  1,648               347              298                --             2,293
                                                -----------       -----------      -----------       -----------       -----------
            Total expenses                            2,683             4,550              410                --             7,643
                                                -----------       -----------      -----------       -----------       -----------
         Operating income before federal
             income tax                               7,267             3,202             (228)            6,357            16,598
         Realized losses on investments                  --                --               --              (246)             (246)
                                                -----------       -----------      -----------       -----------       -----------
         Consolidated income before
            federal tax expense                 $     7,267       $     3,202      $      (228)      $     6,111       $    16,352
                                                ===========       ===========      ===========       ===========       ===========
         Assets as of year end                  $   925,021       $   989,116      $     2,228       $    88,933       $ 2,005,298
                                                ===========       ===========      ===========       ===========       ===========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


                                                 Variable            Fixed            Life            Corporate
                                                 Annuities         Annuities        Insurance         and Other           Total
                                                 ---------         ---------        ---------         ---------           -----
         1996:
         Net investment income (1)              $      (849)      $    50,197      $       149       $     1,548       $    51,045
         Other operating revenue                      5,440             1,445               16                 1             6,902
                                                -----------       -----------      -----------       -----------       -----------
            Total operating revenue (2)               4,591            51,642              165             1,549            57,947
                                                -----------       -----------      -----------       -----------       -----------
         Interest credited to policyholder
            account balances                             --            34,711               --                --            34,711
         Amortization of deferred policy
            acquisition costs                         1,473             5,888               19                --             7,380
         Benefits and expenses                        2,024             5,889              147                --             8,060
                                                -----------       -----------      -----------       -----------       -----------
            Total expenses                            3,497            46,488              166                --            50,151
                                                -----------       -----------      -----------       -----------       -----------
         Operating income before federal
             income tax                               1,094             5,154               (1)            1,549             7,796
         Realized losses on investments                  --                --               --                (3)               (3)
                                                -----------       -----------      -----------       -----------       -----------
         Consolidated income before
            federal tax expense                 $     1,094       $     5,154      $        (1)      $     1,546       $     7,793
                                                ===========       ===========      ===========       ===========       ===========

         Assets as of year end                  $   503,111       $   787,682      $     2,597       $    73,031       $ 1,366,421
                                                ===========       ===========      ===========       ===========       ===========


         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)      Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION


Item 24.      FINANCIAL STATEMENTS AND EXHIBITS                                                PAGE

              (a) Financial Statements:

                  (1) Financial statements included
                      in Prospectus
                      (Part A):
                      Condensed Financial Information                                            15

                  (2) Financial statements included
                      in Part B as required:                                                     61

              Nationwide VA Separate Account-B:

                      Independent Auditors' Report.                                              61

                      Statement of Assets, Liabilities and Contract 58 Owners'                   62
                      Equity as of December 31, 1998.

                      Statements of Operations and Changes in                                    65
                      Contract Owners' Equity for the year ended
                      December 31, 1998 and 1997.

                      Notes to Financial Statements.                                             76


              Nationwide Life and Annuity Insurance Company:

                      Independent Auditors' Report.                                              82

                      Balance Sheets as of December                                              83
                      31, 1998 and 1997.

                      Statements of Income for the                                               84
                      years ended December 31, 1998, 1997 and
                      1996.

                      Statements of Shareholder's                                                85
                      Equity for the years ended December 31,
                      1998, 1997 and 1996.

                      Statements of Cash Flows for                                               86
                      the years ended December 31, 1998, 1997
                      and 1996.

                      Notes to Financial Statements.                                             87






                                   104 of 123

Item 24.      (b) Exhibits

                        (1)  Resolution of the Depositor's Board of                                *
                             Directors authorizing the establishment of
                             the Registrant.

                        (2)  Not Applicable                                                        *

                        (3) Underwriting or Distribution of contracts between the Registrant and Principal
                             Underwriter.

                        (4)  The form of the variable annuity contract                             *

                        (5)  Variable Annuity Application- Attached hereto.

                        (6)  Articles of Incorporation of Depositor -                              *

                        (7)  Not Applicable

                        (8)  Not Applicable

                        (9)  Opinion of Counsel                                                    *

                       (10)  Not Applicable

                       (11)  Not Applicable

                       (12)  Not Applicable

                       (13)  Performance Advertising Calculation                                   *
                             Schedule.

* Filed previously in connection with this registration statement (SEC File No. 33-86408) on November 14, 1994, and hereby incorporated by reference.




                                   105 of 123

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701


                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135


                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          300 East Marshall Street
                          Marshall, MN  56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer-
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025

                          Yvonne L. Montgomery                                   Director
                          2859 Paces Ferry Road
                          Atlanta, GA  30339


                          Ralph M. Paige, Executive Director                     Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344


                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618




                                   106 of 123

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986


                          Nancy C. Thomas                                        Director
                          1733A Westwood Avenue
                          Alliance, OH  44601


                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward Jr.                         Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215


                          James E. Brock                            Senior Vice President - Corporate
                          One Nationwide Plaza                                  Development
                          Columbus, OH  43215


                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215

                          Phillip C. Gath                                Senior Vice President -
                          One Nationwide Plaza                                Chief Actuary
                          Columbus, OH  43215

                          Richard D. Headley                           Senior Vice President - Chief
                          One Nationwide Plaza                            Information Technology
                          Columbus, OH  43215


                          Donna A. James                                 Senior Vice President -
                          One Nationwide Plaza                               Human Resources
                          Columbus, OH  43215


                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215


                          Douglas C. Robinette                            Senior Vice President-
                          One Nationwide Plaza                             Marketing and Product
                          Columbus, OH  43215                                   Management


                          Susan A. Wolken                              Senior Vice President - Life
                          One Nationwide Plaza                              Company Operations
                          Columbus, OH  43215


                          Bruce C. Barnes                               Vice President - Technology
                          One Nationwide Plaza                             Strategy and Planning
                          Columbus, OH  43215




                                   107 of 123

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Dennis W. Click                               Vice President - Secretary
                          One Nationwide Plaza
                          Columbus,  OH 43215

                          David A. Diamond                              Vice President - Enterprise
                          One Nationwide Plaza                           Controller of Nationwide
                          Columbus, OH  43215                               Financial Services

                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                           Investment Life Actuarial
                          Columbus, OH  43215

                          R. Dennis Noice                                Vice President - Systems
                          One Nationwide Plaza
                          Columbus, OH  43215

                          Joseph P. Rath
                          One Nationwide Plaza                      Vice President - Office of Product
                          Columbus, OH  43215                              and Market Compliance

                          Mark R. Thresher                        Vice President - Finance and Treasurer
                          One Nationwide Plaza
                          Columbus, OH  43215


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

               * Subsidiaries for which separate financial statements are filed

               ** Subsidiaries included in the respective consolidated financial statements

               *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

               **** other subsidiaries





                                   108 of 123

                                                                             NO. VOTING
                                                                             SECURITIES
                           COMPANY                    STATE/COUNTRY OF      (SEE ATTACHED           PRINCIPAL BUSINESS
                                                        ORGANIZATION        CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
           The 401K Companies, Inc.                   Texas                                  Holding Company

           The 401(K) Company                         Texas                                  Third-party administrator for
                                                                                             401(k) plans

           401K Investment Advisors, Inc.             Texas                                  Investment Advisor registered
                                                                                             with the SEC

           401K Investments Services, Inc.            Texas                                  NASD registered Broker-Dealer

           Affiliate Agency, Inc.                     Delaware                               Life Insurance Agency

           Affiliate Agency of Ohio, Inc.             Ohio                                   Life Insurance Agency

           AID Finance Services, Inc.                 Iowa                                   Holding Company

           ALLIED General Agency Company              Iowa                                   Managing General Agent and
                                                                                             Surplus Lines Broker (P&C)

           ALLIED Group, Inc.                         Iowa                                   Holding Company

           ALLIED Group Insurance Marketing           Iowa                                   Direct Marketer (P&C)
             Company

           ALLIED Group Merchant Banking              Iowa                                   Broker-Dealer
             Corporation

           ALLIED Group Mortgage Company              Iowa                                   Mortgage Lender

           ALLIED Life Brokerage Agency, Inc.         Iowa                                   Insurance Broker

           ALLIED Life Financial Corporation          Iowa                                   Holding Company

           ALLIED Life Insurance Company              Iowa                                   Insurance Company

           ALLIED Property and Casualty Insurance     Iowa                                   Underwrites General P&C
             Company                                                                         Insurance

           Allnations, Inc.                           Ohio                                   Promotes international
                                                                                             cooperative insurance
                                                                                             organizations

           AMCO Insurance Company                     Iowa                                   Underwrites General P&C
                                                                                             Insurance

           American Marine Underwriters, Inc.         Florida                                Underwriting Manager

           Auto Direkt Insurance Company              Germany                                Insurance Company

           CalFarm Insurance Company                  California                             Stock Corporation

           Caliber Funding Corporation                Delaware                               Stock Corporation

           Colonial County Mutual Insurance           Texas                                  Insurance Company
             Company

           Colonial Insurance Company of              Wisconsin                              Insurance Company
             Wisconsin

           Columbus Insurance Brokerage and           Germany                                Insurance Broker
             Service GmbH

           Cooperative Service Company                Nebraska                               Insurance Agency

           Depositors Insurance Company               Iowa                                   Underwrites P&C insurance

           *Employers Life Insurance Company of       Wisconsin                              Life Insurance Company
             Wausau

           Excaliber Funding Corporation              Delaware                               Limited purpose corporation

           F&B, Inc.                                  Iowa                                   Insurance Agency

           Farmland Mutual Insurance Company          Iowa                                   Mutual Insurance Company

           Financial Horizons Distributors Agency of  Alabama                                Insurance Agency
             Alabama, Inc.





                                   109 of 123

                                                                             NO. VOTING
                                                                             SECURITIES
                           COMPANY                    STATE/COUNTRY OF      (SEE ATTACHED           PRINCIPAL BUSINESS
                                                        ORGANIZATION        CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
           Financial Horizons Distributors Agency of  Ohio                                   Insurance Agency
             Ohio, Inc.

           Financial Horizons Distributors Agency of  Oklahoma                               Insurance Agency
             Oklahoma, Inc.

           Financial Horizons Distributors Agency of  Texas                                  Insurance Agency
             Texas, Inc.

           *Financial Horizons Investment Trust       Massachusetts                          Investment Company

           Financial Horizons Securities Corporation  Oklahoma                               Broker-Dealer

           GatesMcDonald Health Plus, Inc.            Ohio                                   Managed Care Organization

           Gates, McDonald & Company                  Ohio                                   Cost Control

           Gates, McDonald & Company of Nevada        Nevada                                 Self-insurance administration,
                                                                                             claims examinations and data
                                                                                             processing services

           Gates, McDonald & Company of New           New York                               Workers' compensation claims
             York, Inc.                                                                      administration

           MedPro Solutions, Inc.                     Massachusetts                          Third-party administration
                                                                                             services for workers'
                                                                                             compensation, automobile injury
                                                                                             and disability claims

           Insurance Intermediaries, Inc.             Ohio                                   Insurance Broker and Insurance
                                                                                             Agency

           Irvin L. Schwartz and Associates, Inc.     Ohio                                   Insurance Agency

           Landmark Financial Services of New         New York                               Life Insurance Agency
             York, Inc.

           Leben Direkt Insurance Company             Germany                                Life Insurance Company

           Lone Star General Agency, Inc.             Texas                                  Insurance Agency

           Midwest Printing Services, Inc.            Iowa                                   General Printing Services

           Morley & Associates                        Oregon                                 Insurance Broker

           Morley Capital Management, Inc.            Oregon                                 Investment Adviser and stable
                                                                                             value money management

           Morley Financial Services, Inc.            Oregon                                 Holding Company

           Morley Research Associates, Ltd.           Delaware                               Credit research consulting

           **MRM Investments, Inc.                    Ohio                                   Owns and operates a
                                                                                             recreational ski facility

           **National Casualty Company                Wisconsin                              Insurance Company

           National Casualty Company of America,      Great Britain                          Insurance Company
             Ltd.

           National Deferred Compensation, Inc.       Ohio                                   Administers deferred
                                                                                             compensation plans for public
                                                                                             employees

           **National Premium and Benefit             Delaware                               Insurance Administrative
            Administration Company                                                           Services

           Nationwide Advisory Services, Inc.         Ohio                                   Investment Management and
                                                                                             Administrative Services




                                   110 of 123

                                                                             NO. VOTING
                                                                             SECURITIES
                           COMPANY                    STATE/COUNTRY OF      (SEE ATTACHED           PRINCIPAL BUSINESS
                                                        ORGANIZATION        CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
           **Nationwide Agency, Inc.                  Ohio                                   Insurance Agency

           Nationwide Agribusiness Insurance          Iowa                                   Insurance Company
            Company

           Nationwide Asset Allocation Trust          Massachusetts                          Investment Company

           Nationwide Cash Management Company         Ohio                                   Investment Securities Agent

           Nationwide Community Urban                 Ohio                                   Special purpose real estate
             Redevelopment Corporation                                                       corporation

           Nationwide Corporation                     Ohio                                   Holding Company

           Nationwide Financial Institution           Delaware                               Insurance Agency
             Distributors Agency, Inc.

           Nationwide Financial Services (Bermuda)    Bermuda                                Life Insurance Company
             Ltd.

           Nationwide Financial Services Capital      Delaware                               Statutory Business Trust
             Trust

           Nationwide Financial Services Capital      Delaware                               Statutory Business Trust
            Trust II

           Nationwide Financial Services, Inc.        Delaware                               Holding Company

           Nationwide General Insurance Company       Ohio                                   Insurance Company

           Nationwide Global Holdings, Inc.           Ohio                                   Holding Company for
                                                                                             International Operations

           Nationwide Global Funds                    Caymen Islands                         Investment Company

           Nationwide Health Plans, Inc.              Ohio                                   Health Maintenance Organization

           *Nationwide Indemnity Company              Ohio                                   Reinsurance Company

           Nationwide Insurance Company of            California                             Underwriter
             America

           Nationwide Insurance Company of Florida    Ohio                                   Insurance Company

           Nationwide Insurance Enterprise            Ohio                                   Membership Non-Profit
             Foundation                                                                      Corporation

           Nationwide Services Company, LCC           Ohio                                   Shared services functions

           Nationwide Insurance Golf Charities, Inc.  Ohio                                   Membership Non-Profit
                                                                                             Corporation

           Nationwide International Underwriters      California                             Underwriting Manager

           Nationwide Investing Foundation            Michigan                               Provide investors with
                                                                                             continuous source of investment

           *Nationwide Investing Foundation II        Massachusetts                          Common Law Trust

           Nationwide Investment Services             Oklahoma                               Registered Broker-Dealer in
             Corporation                                                                     deferred compensation market

           Nationwide Investors Services, Inc.        Ohio                                   Stock Transfer Agent

           **Nationwide Life and Annuity Insurance    Ohio                                   Life Insurance Company
             Company

           **Nationwide Life Insurance Company        Ohio                                   Life Insurance Company

           Nationwide Lloyds                          Texas                                  Property Insurance






                                   111 of 123

                                                                             NO. VOTING
                                                                             SECURITIES
                           COMPANY                    STATE/COUNTRY OF      (SEE ATTACHED           PRINCIPAL BUSINESS
                                                        ORGANIZATION        CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
           Nationwide Management Systems, Inc.        Ohio                                   Preferred provider
                                                                                             organization, products and
                                                                                             related services

           Nationwide Mutual Fire Insurance           Ohio                                   Mutual Insurance Company
             Company

           Nationwide Mutual Funds                    Ohio                                   Investment Company

           Nationwide Mutual Insurance Company        Ohio                                   Mutual Insurance Company

           Nationwide Properties, Ltd.                Ohio                                   Develop, own and operate real
                                                                                             estate and real estate
                                                                                             investments

           Nationwide Property and Casualty           Ohio                                   Insurance Company
             Insurance Company

           Nationwide Realty Investors, Inc.          Ohio                                   Develop, own and operate real
                                                                                             estate and real estate
                                                                                             investments

           Nationwide Retirement Solutions, Inc.      Delaware                               Market and administer deferred
                                                                                             compensation plans for public
                                                                                             employees

           Nationwide Retirement Solutions, Inc. of   Alabama                                Market and administer deferred
             Alabama                                                                         compensation plans for public
                                                                                             employees

           Nationwide Retirement Solutions, Inc. of   Arizona                                Market and administer deferred
             Arizona                                                                         compensation plans for public
                                                                                             employees

           Nationwide Retirement Solutions, Inc. of   Arkansas                               Market and administer deferred
              Arkansas                                                                       compensation plans for public
                                                                                             employees

           Nationwide Retirement Solutions, Inc.      Montana                                Market and administer deferred
             of Montana                                                                      compensation plans for public
                                                                                             employees

           Nationwide Retirement Solutions, Inc.      Nevada                                 Market and administer deferred
             of Nevada                                                                       compensation plans for public
                                                                                             employees

           Nationwide Retirement Solutions, Inc.      New Mexico                             Market and administer deferred
             of New Mexico                                                                   compensation plans for public
                                                                                             employees

           Nationwide Retirement Solutions, Inc.      Ohio                                   Market variable annuity
             of Ohio                                                                         contracts to members of the
                                                                                             National Education Association
                                                                                             in the state of Ohio

           Nationwide Retirement Solutions, Inc.      Oklahoma                               Market variable annuity
             of Oklahoma                                                                     contracts to members of the
                                                                                             National Education Association
                                                                                             in the state of Oklahoma

           Nationwide Retirement Solutions, Inc.      South Dakota                           Market and administer deferred
             of South Dakota                                                                 compensation plans for public
                                                                                             employees

           Nationwide Retirement Solutions, Inc.      Texas                                  Market and administer deferred
             of Texas                                                                        compensation plans for public
                                                                                             employees

           Nationwide Retirement Solutions, Inc.      Wyoming                                Market variable annuity
             of Wyoming                                                                      contracts to members of the
                                                                                             National Education Association
                                                                                             in the state of Wyoming

           Nationwide Retirement Solutions            Massachusetts                          Market and administer deferred
             Insurance Agency Inc.                                                           compensation plans for public
                                                                                             employees




                                   112 of 123

                                                                             NO. VOTING
                                                                             SECURITIES
                           COMPANY                    STATE/COUNTRY OF      (SEE ATTACHED           PRINCIPAL BUSINESS
                                                        ORGANIZATION        CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
           *Nationwide Separate Account Trust         Massachusetts                          Investment Company

           Nationwide Trust Company, FSB              United States of                       Federal Savings Bank
                                                      America

           Neckura Holding Company                    Germany                                Administrative services for
                                                                                             Neckura Insurance Group

           Neckura Insurance Company                  Germany                                Insurance Company

           Neckura Life Insurance Company             Germany                                Life Insurance Company

           Nevada Independent Companies-              Nevada                                 Workers' compensation
             Construction                                                                    administrative services

           Nevada Independent Companies-Health        Nevada                                 Workers' compensation
             and Nonprofit                                                                   administrative services

           Nevada Independent Companies-              Nevada                                 Workers' compensation
             Hospitality and Entertainment                                                   administrative services

           Nevada Independent Companies-              Nevada                                 Workers' compensation
             Manufacturing                                                                   administrative services

           NFS Distributors, Inc.                     Delaware                               Holding Company

           NWE, Inc.                                  Ohio                                   Special Investments

           PanEuroLife                                Luxembourg                             Life Insurance

           Pension Associates, Inc.                   Wisconsin                              Pension plan administration

           Portland Investment Services, Inc.         Oregon                                 NASD Registered Broker-Dealer

           Premier Agency, Inc.                       Iowa                                   Insurance Agency

           Riverview Agency, Inc.                     Texas                                  Stock Corporation

           Scottsdale Indemnity Company               Ohio                                   Insurance Company

           Scottsdale Insurance Company               Ohio                                   Insurance Company

           Scottsdale Surplus Lines Insurance         Arizona                                Excess and Surplus Lines
             Company                                                                         Insurance Company

           SVM Sales GmbH, Neckura                    Germany                                Sales support for Neckura
             Insurance Group                                                                 Insurance Group

           Union Bond and Trust Company               Oregon                                 Oregon state bank with trust
                                                                                             powers

           Villanova Capital, Inc.                    Delaware                               Holding Company

           Villanova Mutual Fund Capital Trust        Delaware                               Business Trust

           Villanova SA Capital Trust                 Delaware                               Business Trust

           **Wausau Preferred Health Insurance        Wisconsin                              Insurance and Reinsurance
              Company                                                                        Company

           Western Heritage Insurance Company         Arizona                                Excess and Surplus Lines
                                                                                             Insurance Company





                                   113 of 123

                                                                           NO. VOTING SECURITIES
                                                  STATE/COUNTRY       (SEE ATTACHED CHART) UNLESS
                                                 OF ORGANIZATION          OTHERWISE INDICATED
                        COMPANY                                                                           PRINCIPAL BUSINESS
     *   MFS Variable Account                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                     Account

     *   NACo Variable Account                         Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                     Account

     *   Nationwide DC Variable Account                Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                     Account

         Nationwide DCVA-II                            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                     Account

     *   Separate Account No. 1                        Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                     Account

     *   Nationwide Multi-Flex Variable Account        Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                     Account

     *   Nationwide VA Separate Account-A              Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                     Separate Account

     *   Nationwide VA Separate Account-B              Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                     Separate Account

     *   Nationwide VA Separate Account-C              Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                     Separate Account

         Nationwide VA Separate Account-Q              Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                     Separate Account

     *   Nationwide Variable Account                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                     Account

     *   Nationwide Variable Account-II                Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                     Account

     *   Nationwide Variable Account-3                 Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                     Account

     *   Nationwide Variable Account-4                 Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                     Account

     *   Nationwide Variable Account-5                 Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                     Account

     *   Nationwide Fidelity Advisor Variable          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
         Account                                                     Account

     *   Nationwide Variable Account-6                 Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                     Account

         Nationwide Variable Account-8                 Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                     Account

         Nationwide Variable Account -9                Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                     Account

         Nationwide Variable Account -10               Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                     Account

     *   Nationwide VA Separate Account - B            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                     Account

     *   Nationwide VL Separate                        Ohio          Nationwide Life and Annuity   Issuer of Life Insurance Policies
         Account-A                                                   Separate Account

         Nationwide VL Separate                        Ohio          Nationwide Life and Annuity   Issuer of Life Insurance Policies
         Account-B                                                   Separate Account

     *   Nationwide VL Separate                        Ohio          Nationwide Life and Annuity   Issuer of Life Insurance Policies
         Account-C                                                   Separate Account

     *   Nationwide VLI Separate Account               Ohio          Nationwide Life Separate      Issuer of Life Insurance Policies
                                                                     Account




                                   114 of 123

                                                                           NO. VOTING SECURITIES
                                                  STATE/COUNTRY       (SEE ATTACHED CHART) UNLESS
                                                 OF ORGANIZATION          OTHERWISE INDICATED
                        COMPANY                                                                           PRINCIPAL BUSINESS
     *   Nationwide VLI Separate Account-2             Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                     Account                       Policies

     *   Nationwide VLI Separate Account-3             Ohio          Nationwide Life Separate      Issuer of Life Insurance Policies
                                                                     Account

     *   Nationwide VLI Separate Account-4             Ohio          Nationwide Life Separate      Issuer of Life Insurance Policies
                                                                     Account

         Nationwide VLI Separate Account-5             Ohio          Nationwide Life Separate      Issuer of Life Insurance Policies
                                                                     Account

















                                   115 of 123

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |                                   |
---------------------------           ---------------------------       ----------------------------
|      ALLIED LIFE        |           |         ALLIED          |       |       AID FINANCE        |
|       FINANCIAL         |           |       GROUP, INC.       |       |      SERVICES, INC.      |
|      CORPORATION        |           |          (AGI)          |       |      (AID FINANCE)       |
|        (ALFC)           |           |                         |       |                          |
|Common Stock: 850        |           |Common Stock: 850 Shares |       |Common Stock: 10,000      |
|------------  Shares     |           |------------             |       |------------  Shares      |
|                         |---|       |                         |---|   |                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|Casualty-                |   |       |Casualty-                |   |   |Casualty-                 |
|100%         $47,286,429 |   |       |100%       $1,049,237,226|   |   |100%          $19,545,634 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |                 |
---------------------------   |       ---------------------------   |   ----------------------------
|    ALLIED GROUP         |   |       |           AMCO          |   |   |          ALLIED          |
|  MERCHANT BANKING       |   |       |    INSURANCE COMPANY    |   |   |      GROUP INSURANCE     |
|    CORPORATION          |   |       |          (AMCO)         |   |   |     MARKETING COMPANY    |
|Common Stock: 10,000     |   |       |Common Stock: 155,991    |   |   |Common Stock: 20,000      |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |---|   |                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|                         |   |  |    |                         |   |   |Aid Finance-              |
|AFLC-100%     $100,000   |   |  |    |AGI-100%      $95,925,450|   |   |100%          $16,059,469 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|      ALLIED LIFE        |   |  |    |          WESTERN        |   |   |         DEPOSITORS       |
|       BROKERAGE         |   |  |    |    HERITAGE INSURANCE   |   |   |     INSURANCE COMPANY    |
|      AGENCY, INC.       |   |  |    |         COMPANY         |   |   |       (DEPOSITORS)       |
|Common Stock: 500,000    |   |  |    |Common Stock: 4,776,076  |   |   |Common Stock: 199,991     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|AFLC-100%     $442,695   |   |  |    |AMCO-100%     $11,686,037|   |   |AGI-100%      $15,251,842 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|     ALLIED LIFE         |   |  |    |          ALLIED         |   |   |      ALLIED PROPERTY     |
|      INSURANCE          |   |  |    |      GENERAL AGENCY     |   |   |        AND CASUALTY      |
|       COMPANY           |   |  |    |         COMPANY         |   |   |     INSURANCE COMPANY    |
|Common Stock: 250,000    |   |  |    |Common Stock: 5,000      |   |   |Common Stock: 156,822     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AFLC-100%     $41,732,343|           |AMCO-100%     $135,342   |   |   |AGI-100%      $33,018,634 |
---------------------------           ---------------------------   |   ----------------------------
                                                                    |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |          ALLIED          |
                                      |          AGENCY,        |   |   |      GROUP MORTGAGE      |
                                      |            INC.         |   |   |         COMPANY          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 9,500       |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|---|                          |
                                      |              Cost       |   |   |              Cost        |
                                      |              ----       |   |   |              ----        |
                                      |AGI-100%      $100,000   |   |   |AGI-100%      $213,976    |
                                      ---------------------------   |   ----------------------------
                                                                    |
                                                                    |   ----------------------------
                                                                    |   |          MIDWEST         |
                                                                    |   |    PRINTING SERVICES     |
                                                                    |   |            LTD.          |
                                                                    |   |Common Stock: 10,000      |
                                                                    |   |------------  Shares      |
                                                                    |---|                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |AFLC-100%    $610,000    |
                                                                        ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
  ------------------------------------------                            ------------------------------------------
  |                                        |                            |                                        |
  |           NATIONWIDE MUTUAL            |                            |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |============================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                            |               (FIRE)                   |
  |                                        |                            |                                        |
  ------------------------------------------                            ------------------------------------------
  |  ||               |                                                                               |
  |  ||               |--------------------------------------------------------------------|          |--------------------------
--|  ||                                                                                    |
     ||                                          |--------------------------------------------------------------|----------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            --------------------------------
     ||  |                              |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |                              |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |      NATIONWIDE LLOYDS       |        |   |                              |            |                              |
     ||  |                              |        |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
     ||==|                              |        |---|------------     Shares       |         |--|------------     Shares       |
     ||  |       A TEXAS LLOYDS         |        |   |                              |         |  |                              |
     ||  |                              |        |   |                 Cost         |         |  |                 Cost         |
     ||  |                              |        |   |                 ----         |         |  |                 ----         |
     ||  |                              |        |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $87,943,140  |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||                                          |                                            |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
     ||  |      INSURANCE COMPANY       |        |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
     ||  |Guaranty Fund                 |        |   |       INSURANCE COMPANY      |         |  |                              |
     ||  |------------                  |        |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
     ||==|Certificate                   |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |-----------      Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |Neckura-         ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $6,000,000   |         |  |100%             DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |        F & B, INC.           |   |    |   |      COLONIAL INSURANCE      |         |  |         NECKURA LIFE         |
         |                              |   |    |   |     COMPANY OF WISCONSIN     |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |          (COLONIAL)          |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:   4,000         |
         |                 Cost         |   |    |   |------------     Shares       |         |  |------------    Shares        |
         |                 ----         |   |    |   |                 Cost         |         |  |                Cost          |
         |Farmland                      |   |    |   |                 ----         |         |  |                ----          |
         |Mutual-100%      $10          |   |    |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%    DM 15,825,681 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |    COOPERATIVE SERVICE       |   |    |   |         SCOTTSDALE           |         |  |        NECKURA GENERAL       |
         |          COMPANY             |   |    |   |      INSURANCE COMPANY       |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |            (SIC)             |         |  |                              |
         |------------                  |   |    |   |Common Stock:    30,136       |         |  |Common Stock:    1,500        |
         |                 Cost         |----    |---|------------     Shares       | ----    |--|------------     Shares       |
         |                 ----         |        |   |                 Cost         |    |    |  |                 Cost         |
         |Farmland         $3,506,173   |        |   |                 ----         |    |    |  |                 ----         |
         |Mutual-100%                   |        |   |Casualty-100%    $150,000,000 |    |    |  |Neckura-100%     DM 1,656,925 |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         | NATIONWIDE AGRIBUSINESS      |        |   |          SCOTTSDALE          |    |    |  |       COLUMBUS INSURANCE     |
         |    INSURANCE COMPANY         |        |   |        SURPLUS LINES         |    |    |  |      BROKERAGE AND SERVICE   |
         |Common Stock:    1,000,000    |        |   |       INSURANCE COMPANY      |    |    |  |              GmbH            |
         |------------     Shares       |        |   | Common Stock:    10,000      |    |    |  |Common Stock:    1 Share      |
         |                              |--------|   | ------------     Shares      | ---|    |--|------------                  |
         |                    Cost      |        |   |                              |    |    |  |                              |
         |Casualty-99.9%      ----      |        |   |                   Cost       |    |    |  |                 Cost         |
         |Other Capital:   $26,714,335  |        |   |                   ----       |    |    |  |                 ----         |
         |-------------                 |        |   | SIC-100%          $6,000,000 |    |    |  |Neckura-100%     DM 51,639    |
         |Casualty-Ptd.    $   713,576  |        |   |                              |    |    |  |                              |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         |    NATIONAL CASUALTY         |        |   |      NATIONAL PREMIUM &      |    |    |  |          LEBEN DIREKT        |
         |          COMPANY             |        |   |    BENEFIT ADMINISTRATION    |    |    |  |        INSURANCE COMPANY     |
         |           (NC)               |        |   |           COMPANY            |    |    |  |                              |
         |Common Stock:    100 Shares   |        |   |Common Stock:    10,000       |    |    |  |Common Stock:    4,000 Shares |
         |------------                  |--------|   |------------     Shares       |----|    |--|------------                  |
         |                 Cost         |            |                 Cost         |         |  |                 Cost         |
         |                 ----         |            |                 ----         |         |  |                 ----         |
         |Casualty-100%    $67,442,439  |            |Scottsdale-100%  $10,000      |         |  |Neckura-100%     DM 4,000,000 |
         --------------------------------            --------------------------------         |  --------------------------------
                       |                                                                      |
         --------------------------------            --------------------------------         |  --------------------------------
         |    NCC OF AMERICA, LTD.      |            |         SVM SALES            |         |  |          AUTO DIREKT         |
         |        (INACTIVE)            |            |            GmbH              |         |  |       INSURANCE COMPANY      |
         |                              |            |                              |         |  |                              |
         |                              |            |Common Stock:    50 Shares    |         |  |Common Stock:    1500 Shares  |
         |                              |            |------------                  |------------|------------                  |
         |                              |            |                 Cost         |            |                 Cost         |
         |NC-100%                       |            |                 ----         |            |                 ----         |
         |                              |            |Neckura-100%     DM 50,000    |            |Neckura-100%     DM 1,643,149 |
         |                              |            |                              |            |                              |
         |                              |            |                              |            |                              |
         --------------------------------            --------------------------------            --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
-----------------------------------------------------------------------|
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------|-----------------------       |
  |                                          |                                           |                      |       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |       |        |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |       |        |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |       |        |                                |
  |     |                              |     |    |        CORPORATION           |       |        |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |       |        |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |       |        |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |       |        |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |       |        |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |       |        |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |       |        |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |       |        |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |       |        |         ALLNATIONS, INC.       |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |       |        |Common Stock:    10,330 Shares  |
  |     |                              |     |    |                              |       |        |-------------    Cost           |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |       |--------|                 ----           |
  |     |------------     Shares       |     |    |------------     Shares       |       |        |Casualty-18.6%   $88,320        |
  |     |                 Cost         |     |    |                 Cost         |       |        |Fire-18.6%       $88,463        |
  |     |                 ----         |     |    |                 ----         |       |        |Preferred Stock  1466 Shares    |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |       |        |---------------  Cost           |
  |     |                              |     |    |                              |       |        |                 ----           |
  |     |                              |     |    |                              |       |        |Casualty-6.8%    $100,000       |
  |     |                              |     |    |                              |       |        |Fire-6.8%        $100,000       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |       |        |      PENSION ASSOCIATES        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |       |        |        OF WAUSAU, INC.         |
  |     |                              |     |    |Common Stock:    100 Shares   |       |        |Common Stock:    1,000 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |       |--------|-------------                   |
  |     |------------     Shares       |     |    |                 Cost         |       |        |                 Cost           |
  |     |                 Cost         |     |    |                 ----         |       |        |                 ----           |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |       |        |                                |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |       |        |Casualty-100%    $2,839,392     |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                   ||                     |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |    NATIONWIDE INSURANCE      |       |        |       AMERCIAN MARINE          |
  |     |      INSURANCE COMPANY       |     |    |     COMPANY OF FLORIDA       |       |        |      UNDERWRITERS, INC.        |
  |     |                              |     |    |Common Stock:    10,000       |       |        |Common Stock:    20 Shares      |
  |     |Surplus Debentures            |     |    |-------------    Shares       |       |        |-------------                   |
  |     |------------------            |     |----|                              |       |--------|                 Cost           |
  |     |                 Cost         |     |    |                 Cost         |                |                 ----           |
  |     |                 ----         |     |    |                 ----         |                |                                |
  |     |Colonial         $500,000     |     |    |Casualty-100%    $300,000,000 |                |Casualty-100%    $5,020         |
  |     |Lone Star         150,000     |     |    |                              |                |                                |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |    WAUSAU INTERNATIONAL      |
  |     |      INSURANCE COMPANY       |     |    |        UNDERWRITERS          |
  |     |Common Stock     12,000       |     |    |                              |
  |     |------------     Shares       |     |    |Common Stock:    1,000 Shares |
  |-----|                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $10,000      |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |         NATIONWIDE           |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |          ARENA LLC           |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  |.....|Liability Company             |     |....|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          --------------------------------


Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Line
Limited Liability Company -- Dotted Line

December 31, 1998

                                                                                                                         (Left Side)

                             |----------------------------------|-----------------------------------|-------------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
               ----------------|------------      -----------------------------      ---------------||------------
                               |                                                                    ||
-----------------------------  |  -----------------------------      -----------------------------  ||  ----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |--||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      INVESTORS, LTD.      |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    |..|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------      ----------------------------
                               |                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |        NATIONWIDE         |
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||  |         INVESTING         |
|                           |  |  |        FOUNDATION II      |  ||  |       FOUNDATION III      |
| Units:                    |..|  |                           |  ||  |                           |
| ------                    |     |                           |==||==|                           |
|                           |     |                           |  ||  |                           |
|                           |     |                           |  ||  |                           |      ----------------------
| NW Life -97.6%            |     |                           |  ||  |                           |      |  MORLEY RESEARCH   |
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||  |    OHIO BUSINESS TRUST    |      |  ASSOCIATES, LTD.  |
-----------------------------     -----------------------------  ||  -----------------------------      |                    |
                                                                 ||                                     |Common Stock: 1,000 |
                                  -----------------------------  ||  -----------------------------      |------------- Shares|------
                                  |         NATIONWIDE        |  ||  |         NATIONWIDE        |      |              Cost  |
                                  |      SEPARATE ACCOUNT     |  ||  |  ASSET ALLOCATION TRUST   |      |              ----  |
                                  |            TRUST          |  ||  |                           |      |Morley-100%   $1,000|
                                  |                           |  ||  |                           |      ----------------------
                                  |                           |==||==|                           |
                                  |                           |      |                           |
                                  |                           |      |                           |
                                  |                           |      |        MASSACHUSETTS      |
                                  |      COMMON LAW TRUST     |      |       BUSINESS TRUST      |
                                  -----------------------------      -----------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares      Cost         |
                                                  |             ------      ----          |
                                                  |Casualty     12,992,922   $751,352,485 |
                                                  |Fire            649,510     24,007,936 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------------|-------------------------------|-------------------|--------------------------------|-----------------------------
                 |                               |                   |                                |
    -------------|---------------  --------------|--------------     |                 ---------------|-------------
    |     MORLEY FINANCIAL      |  | THE 401(k) COMPANIES, INC.|     |                 |   NATIONWIDE RETIREMENT   |
    |  SERVICES, INC. (MORLEY)  |  |        (401(k))           |     |                 |      SOLUTIONS, INC.      |
    |Common Stock:  82,343      |  |Common Stock:   Control:   |     |                 |Common Stock: 236,494      |
|---|-------------  Shares      |  |-------------   -------    |--|  |                 |------------- Shares       |
|   |                           |  |Class A         Other-100% |  |  |                 |                           |
|   |NFS-100%                   |  |Class B         NFS  -100% |  |  |                 |NRS-100%                   |
|   -----------------------------  -----------------------------  |  |                 ---------------|-------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |         MORLEY &          |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |     ASSOCIATES, INC.      |  |      SERVICES, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF NEW |
|   |                           |  |                           |  |  | |        ALABAMA            |  |  |         MEXICO          |
|   |Common Stock: 3,500        |  | Common Stock: 1,000,000   |  |  | | Common Stock: 10,000      |  |  | Common Stock: 1,000     |
|---|------------- Shares       |  | ------------- Shares      |--|  | | ------------- Shares      |--|--| ------------- Shares    |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $1,000       |  |401(k)-100%    $7,800      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |       MORLEY CAPITAL      |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT   |
|   |         MANAGEMENT        |  |      ADVISORS, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF     |
|   |                           |  |                           |  |  | |         ARIZONA           |  |  |       SO. DAKOTA        |
|   |Common Stock: 500          |  |Common Stock: 1,000        |  |  | |Common Stock: 1,000        |  |  |Common Stock: 1,000      |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $5,000       |  |401(k)-100%    $1,000      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |        UNION BOND         |  |     401(k) ICOMPANY       |  |  | |  NATIONWIDE RETIREMENT    |  |  |  NATIONWIDE RETIREMENT  |
|   |      & TRUST COMPANY      |  |                           |  |  | |   SOLUTIONS, INC. OF      |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |  |  | |         ARKANSAS          |  |  |         WYOMING         |
|   |Common Stock: 2,000        |  |Common Stock: 855,000      |  |  | |Common Stock: 50,000       |  |  |Common Stock: 500        |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |              Cost       |
|   |              ----         |  |              ----         |     | |              ----         |  |  |              ----       |
|   |Morley-100%   $50,000      |  |401(k)-100%   $1,000       |     | |NRS-100%      $500         |  |  |NRS-100%      $500       |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |    PORTLAND INVESTMENT    |  |     NATIONWIDE TRUST      |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      SERVICES, INC.       |  |       COMPANY, FSB        |     | |  SOLUTIONS, INS. AGENCY,  |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |            INC.           |  |  |           OHIO          |
|   |Common Stock: 1,000        |  |Common Stock: 2,800,000    |     | |Common Stock: 1,000        |  |  |                         |
|---|------------- Shares       |  |------------- Shares       |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |                         |
|   |              ----         |  |              ----         |     | |              ----         |  |  |                         |
|   |Morley-100%   $25,000      |  |NFS-100%      $3,500,000   |     | |NRS -100%     $1,000       |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | ----------------------------   |  ---------------------------
|   |     EXCALIBER FUNDING     |  |   NATIONWIDE FINANCIAL    |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |       CORPORATION         |  | SERVICES CAPITAL TRUST II |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |         MONTANA           |  |  |        OKLAHOMA         |
|   |Common Stock: 1,000        |  |                           |     | |Common Stock: 500          |  |  |                         |
|---|------------- Shares       |  |                           |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |                           |     | |              Cost         |  |  |                         |
|   |              ----         |  |                           |     | |              ----         |  |  |                         |
|   |Morley-100%   $1,000       |  |NFS-100%                   |     | |NRS-100%      $500         |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |     CALIBER FUNDING       |  |   NFS DISTRIBUTORS INC.   |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      CORPORATION          |  |                           |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |          NEVADA           |  |  |        TEXAS            |
|   |                           |  |                           |     | | Common Stock: 1,000       |  |  |                         |
|---|                           |  |                           |-----| | ------------- Shares      |--|==|                         |
    |                           |  |                           |       |               Cost        |     |                         |
    |                           |  |                           |       |               ----        |     |                         |
    |Morley-100%                |  |NFS-100%                   |       | NRS-100%      $1,000      |     |                         |
    -----------------------------  -----------------------------       -----------------------------     ---------------------------


                                                                                                                            (Right)
------------------------------------------------|--------------------|---------------------------------------|
                                                |                    |                                       |
                                                |     ---------------|----------------         --------------|----------------
                                                |     | EMPLOYERS LIFE INSURANCE CO. |         |      GATES MCDONALD         |
                                                |     |       OF WAUSAU (ELIOW)      |         |     & COMPANY (GATES)       |
                                                |     |                              |         |                             |
                                                |     |Common Stock:    250,000      |         |Common Stock:    254         |
                                                |  |--|-------------    Shares       |      |--|-------------    Shares      |
                                                |  |  |                              |      |  |                             |
                                                |  |  |                 Cost         |      |  |                 Cost        |
                                                |  |  |                 ----         |      |  |                 ----        |
                                                |  |  |NW CORP. -100%   $126,509,480 |      |  |NW CORP. -100%   $25,683,532 |
                                                |  |  --------------------------------      |  -------------------------------
------------                                    |  |                                        |
           |  --------------------------------  |  |  --------------------------------      |  --------------------------------
           |  |       NATIONWIDE TRUST       |  |  |  |       WAUSAU PREFERRED       |      |  |          HEALTHCARE          |
           |  |           COMPANY            |  |  |  |      HEALTH INSURANCE CO.    |      |  |          FIRST, INC.         |
           |  |                              |  |  |  |                              |      |  |                              |
           |  |Common Stock:    2,800,000    |  |  |  |Common Stock:    200          |      |  |                              |
           |--|-------------    Shares       |  |  |--|-------------    Shares       |      |--|                              |
           |  |                              |  |     |                              |      |  |                              |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost         |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----         |
           |  |NFS-100%         $3,500,000   |  |     |ELIOW -100%      $57,413,193  |      |  |Gates-100%       $6,700,000   |
           |  --------------------------------  |     --------------------------------      |  --------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE FINANCIAL     |  |     |       NATIONWIDE GLOBAL      |      |  |  GATES MCDONALD & COMPANY  |
           |  |    SERVICES (BERMUDA) INC.   |  |     |      HOLDINGS, INC. (NGH)    |      |  |      OF NEW YORK, INC.      |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    250,000      |  |     |Common Stock:    1            |      |  |Common Stock:   3            |
           |--|-------------    Shares       |  |-----|-------------    Share        |      |--|-------------   Shares       |
           |  |                              |  |     |                              |      |  |                             |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost        |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----        |
           |  |NFS-100%         $3,500,000   |  |     |NW CORP.-100%    $7,000,000   |      |  |Gates-100%       $106,947    |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                    |                      |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE DEFERRED      |  |     |  NATIONWIDE GLOBAL HOLDINGS  |      |  |   GATES MCDONALD & COMPANY  |
           |  |      COMPENSATION, INC.      |  |     |     -HONG KONG, LIMITED      |      |  |         OF NEVADA           |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |Common Stock:    2            |      |  |Common Stock:    40          |
           |--|                              |  |     |-------------    Shares       |      |--|-------------    Shares      |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |                              |      |  |                 Cost        |
           |  |                              |  |     |                              |      |  |                 ----        |
           |  |NFS-100%                      |  |     |NGH-100%                      |      |  |Gates-100%       $93,750     |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |       IRVIN L. SCHWARTZ      |  |     |          NATIONWIDE          |      |  |      GATES McDONALD         |
           |  |      AND ASSOCIATES, INC.    |  |     |    HEALTH PLANS, INC. (NHP)  |      |  |     HEALTH PLUS, INC.       |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    Control      |  |     |Common Stock:    100          |      |  |Common Stock:    200         |
           |--|-------------    -------      |  |-----|-------------    Shares       |--|   |--|-------------    Shares      |
              |                              |  |     |                              |  |      |                             |
              |                              |  |     |                 Cost         |  |      |                 Cost        |
              |Class A          Other-100%   |  |     |                 ----         |  |      |                 ----        |
              |Class B          NFS  -100%   |  |     |NW CORP.-100%    $14,603,732  |  |      |Gates-100%       $2,000,000  |
              --------------------------------  |     --------------------------------  |      -------------------------------
                                                |                                       |
              --------------------------------  |     --------------------------------  |
              |     MRM INVESTMENTS, INC.    |  |     |    NATIONWIDE MANAGEMENT     |  |
              |                              |  |     |         SYSTEMS, INC.        |  |
              |                              |  |     |                              |  |
              |Common Stock:    1            |  |     |Common Stock:    100          |  |
              |-------------    Share        |--|     |-------------    Shares       |--|
              |                              |        |                              |  |
              |                 Cost         |        |                 Cost         |  |
              |                 ----         |        |                 ----         |  |
              |NW CORP.-100%    $7,000,000   |        |NHP Inc.-100%    $25,149      |  |
              --------------------------------        --------------------------------  |
                                                                                        |
                                                      --------------------------------  |
                                                      |          NATIONWIDE          |  |
                                                      |         AGENCY, INC.         |  |
                                                      |                              |  |
                                                      |Common Stock:    100          |  |
                                                      |------------     Shares       |--|
                                                      |                              |
                                                      |                 Cost         |
                                                      |                 ----         |
                                                      |NHP Inc.-99%     $116,077     |
                                                      --------------------------------

                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line



                                                                                                         December 31, 1998

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of Contract Owners of Qualified and Non-Qualified Contracts as of January 31, 1999 was 2,309 and 3,825, respectively.


Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account - B, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VLI Separate Account-5, and the Nationwide Variable Account, all of which are separate investment accounts of Nationwide or its affiliates.

                    NAS also acts as principal underwriter for Nationwide Separate Account Trust, Nationwide Asset Allocation Trust and Nationwide Mutual Funds which are open-end management investment companies.






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

              (b)      NATIONWIDE ADVISORY SERVICES, INC.
                             DIRECTORS AND OFFICERS

NAME AND                                                                 POSITIONS AND OFFICES
BUSINESS ADDRESS                                                            WITH UNDERWRITER
Joseph J. Gasper                                                         President and Director
One Nationwide Plaza
Columbus, OH  43215

Dimon R. McFerson                                                             Chairman and
One Nationwide Plaza                                              Chief Executive Officer and Director
Columbus, OH  43215

Robert A. Oakley                                               Executive Vice President - Chief Financial
One Nationwide Plaza                                                      Officer and Director
Columbus, OH  43215


Paul J. Hondros                                                                 Director
One Nationwide Plaza
Columbus, OH 43215


Susan A. Wolken                                                                 Director
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                                       Executive Vice President - Chief Investment
One Nationwide Plaza                                                      Officer and Director
Columbus, OH 43215

Edwin P. Mc Causland, Jr.                                          Senior Vice President-Fixed Income
One Nationwide Plaza                                                           Securities
Columbus, OH 43215

Charles S. Bath
One Nationwide Plaza                                                  Vice President - Investments
Columbus, OH  43215

Dennis W. Click                                                       Vice President and Secretary
One Nationwide Plaza
Columbus, OH  43215

William G. Goslee
One Nationwide Plaza                                                         Vice President
Columbus, OH  43215

James F. Laird, Jr.                                                    Vice President and General
One Nationwide Plaza                                                            Manager
Columbus, OH  43215

Joseph P. Rath                                                   Vice President - Office of Product and
One Nationwide Plaza                                                       Market Compliance
Columbus, OH 43215


Alan A. Todryk                                                         Vice President - Taxation
One Nationwide Plaza
Columbus, OH  43215


Christopher A. Cray                                                            Treasurer
One Nationwide Plaza
Columbus, OH 43215

Elizabeth A. Davin                                                        Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

David E. Simaitis                                                         Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Patricia J. Smith                                                         Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215




                                   119 of 123

              (c) NAME OF         NET UNDERWRITING       COMPENSATION ON
                 PRINCIPAL         DISCOUNTS AND          REDEMPTION OR           BROKERAGE
                UNDERWRITER        COMMISSIONS            ANNUITIZATION          COMMISSIONS         COMPENSATION
                 Nationwide              N/A                      N/A                  N/A                N/A
                  Advisory
                  Services,
                    Inc.

Item 30.      LOCATION OF ACCOUNTS AND RECORDS


              John Davis

              Nationwide Life and Annuity Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Code Internal Revenue is issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.




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


                                   Offered by
                  Nationwide Life and Annuity Insurance Company





                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY




                        Nationwide VA Separate Account-B

                       Deferred Variable Annuity Contract




                                   PROSPECTUS





                                   May 1, 1999










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


                          INDEPENDENT AUDITORS' CONSENT



The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of the Nationwide Variable Account-B:


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.




                                                                      KPMG LLP



Columbus, Ohio

April 29, 1999






                                   122 of 123

                                   SIGNATURES


     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-B, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 29th day of April, 1999.


                                     NATIONWIDE VA SEPARATE ACCOUNT-B
                          ------------------------------------------------------
                                             (Registrant)

                              NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                          ------------------------------------------------------
                                             (Depositor)



                                        By /s/JOSEPH P. RATH
                          ------------------------------------------------------
                                            Joseph P. Rath
                          Vice President-Office of Product and Market Compliance


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of April, 1999.


              SIGNATURE                                               TITLE
LEWIS J. ALPHIN                                                    Director
-------------------------------------------------
Lewis J. Alphin

A. I. BELL                                                         Director
-------------------------------------------------
A. I. Bell


KENNETH D. DAVIS                                                   Director
-------------------------------------------------
Kenneth D. Davis


KEITH W. ECKEL                                                       Director
-------------------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                                   Director
-------------------------------------------------
Willard J. Engel

FRED C. FINNEY                                                     Director
-------------------------------------------------
Fred C. Finney

JOSEPH J. GASPER                                            President and Chief
-------------------------------------------------       Operating Office and Director
Joseph J. Gasper

DIMON R. McFERSON                                    Chairman and Chief Executive Officer
-------------------------------------------------                and Director
Dimon R. McFerson

DAVID O. MILLER                                       Chairman of the Board and Director
-------------------------------------------------
David O. Miller

YVONNE L. MONTGOMERY                                               Director
-------------------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                                           Executive Vice President-
-------------------------------------------------           Chief Financial Officer
Robert A. Oakley


RALPH M. PAIGE                                                     Director
-------------------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                                 Director
-------------------------------------------------
James F. Patterson

ARDEN L. SHISLER                                                   Director
-------------------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                                  Director
-------------------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                                    Director
-------------------------------------------------
Nancy C. Thomas


                                                             By /s/JOSEPH P. RATH
                                                     -----------------------------------
                                                               Joseph P. Rath
                                                              Attorney-in-Fact




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